MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (8.7%)
Activision Blizzard, Inc.	2,250	210,667
Alphabet, Inc. Cl A*	18,655	2,441,193
Alphabet, Inc. Cl C*	15,869	2,092,328
AT&T, Inc.	22,479	337,635
Charter Communications, Inc. Cl A*	321	141,182
Comcast Corp. Cl A	12,941	573,804
Electronic Arts, Inc.	776	93,430
Fox Corp. Cl A	798	24,898
Fox Corp. Cl B	415	11,985
Interpublic Group of Cos., Inc.	1,211	34,707
Live Nation Entertainment, Inc.*	446	37,036
Match Group, Inc.*	875	34,278
Meta Platforms, Inc. Cl A*	6,988	2,097,867
Netflix, Inc.*	1,394	526,374
News Corp. Cl A	1,198	24,032
News Corp. Cl B	364	7,597
Omnicom Group, Inc.	622	46,327
Paramount Global Cl B	1,517	19,569
Take-Two Interactive Software, Inc.*	497	69,774
T-Mobile US, Inc.*	1,628	228,001
Verizon Communications, Inc.	13,219	428,428
Walt Disney Co.*	5,754	466,362
Warner Bros Discovery, Inc.*	6,975	75,749

		10,023,223

CONSUMER DISCRETIONARY (10.4%)
Airbnb, Inc. Cl A*	1,340	183,861
Amazon.com, Inc.*	28,548	3,629,022
Aptiv PLC*	889	87,647
AutoZone, Inc.*	58	147,319
Bath & Body Works, Inc.	720	24,336
Best Buy Co., Inc.	611	42,446
Booking Hldgs., Inc.*	113	348,486
BorgWarner, Inc.	739	29,834
Caesars Entertainment, Inc.*	677	31,379
CarMax, Inc.*	498	35,224
Carnival Corp.*	3,167	43,451
Chipotle Mexican Grill, Inc. Cl A*	87	159,369
Darden Restaurants, Inc.	381	54,567
Domino’s Pizza, Inc.	111	42,046
DR Horton, Inc.	958	102,956
eBay, Inc.	1,674	73,807
Etsy, Inc.*	387	24,993
Expedia Group, Inc.*	434	44,732
Ford Motor Co.	12,362	153,536
Garmin Ltd.	482	50,706
General Motors Co.	4,327	142,661
Genuine Parts Co.	442	63,816
Hasbro, Inc.	410	27,117
Hilton Worldwide Hldgs., Inc.	823	123,598
Home Depot, Inc.	3,162	955,430

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Las Vegas Sands Corp.	1,034	47,399
Lennar Corp. Cl A	795	89,223
LKQ Corp.	841	41,638
Lowe’s Cos., Inc.	1,843	383,049
Marriott International, Inc. Cl A	788	154,889
McDonald’s Corp.	2,292	603,805
MGM Resorts International	883	32,459
Mohawk Industries, Inc.*	167	14,330
NIKE, Inc. Cl B	3,852	368,328
Norwegian Cruise Line Hldgs. Ltd.*	1,337	22,034
NVR, Inc.*	10	59,633
O’Reilly Automotive, Inc.*	190	172,683
Pool Corp.	123	43,800
PulteGroup, Inc.	690	51,095
Ralph Lauren Corp. Cl A	127	14,743
Ross Stores, Inc.	1,072	121,082
Royal Caribbean Cruises Ltd.*	741	68,276
Starbucks Corp.	3,602	328,755
Tapestry, Inc.	729	20,959
Tesla, Inc.*	8,682	2,172,410
TJX Cos., Inc.	3,614	321,212
Tractor Supply Co.	343	69,646
Ulta Beauty, Inc.*	157	62,714
VF Corp.	1,040	18,377
Whirlpool Corp.	173	23,130
Wynn Resorts Ltd.	305	28,185
Yum! Brands, Inc.	882	110,197

		12,066,390

CONSUMER STAPLES (6.4%)
Altria Group, Inc.	5,580	234,639
Archer-Daniels-Midland Co.	1,686	127,158
Brown-Forman Corp. Cl B	576	33,229
Bunge Ltd.	474	51,310
Campbell Soup Co.	619	25,429
Church & Dwight Co., Inc.	773	70,830
Clorox Co.	389	50,982
Coca-Cola Co.	12,238	685,083
Colgate-Palmolive Co.	2,600	184,886
Conagra Brands, Inc.	1,502	41,185
Constellation Brands, Inc. Cl A	508	127,676
Costco Wholesale Corp.	1,394	787,554
Dollar General Corp.	690	73,002
Dollar Tree, Inc.*	658	70,044
Estee Lauder Cos., Inc. Cl A	730	105,521
General Mills, Inc.	1,840	117,742
Hershey Co.	471	94,238
Hormel Foods Corp.	911	34,645
J M Smucker Co.	322	39,577
Kellogg Co.	828	49,274
Kenvue, Inc.	5,419	108,814
Keurig Dr Pepper, Inc.	3,163	99,856
Kimberly-Clark Corp.	1,063	128,464
Kraft Heinz Co.	2,511	84,470
Kroger Co.	2,076	92,901
Lamb Weston Hldgs., Inc.	459	42,439
McCormick & Co., Inc.	790	59,756
Molson Coors Beverage Co. Cl B	584	37,137
Mondelez International, Inc. Cl A	4,278	296,893

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Monster Beverage Corp.*	2,339	123,850
PepsiCo, Inc.	4,329	733,506
Philip Morris International, Inc.	4,881	451,883
Procter & Gamble Co.	7,412	1,081,114
Sysco Corp.	1,589	104,953
Target Corp.	1,452	160,548
Tyson Foods, Inc. Cl A	898	45,340
Walgreens Boots Alliance, Inc.	2,253	50,107
Walmart, Inc.	4,487	717,606

		7,423,641

ENERGY (4.6%)
APA Corp.	967	39,744
Baker Hughes Co. Cl A	3,175	112,141
Chevron Corp.	5,579	940,731
ConocoPhillips	3,766	451,167
Coterra Energy, Inc.	2,382	64,433
Devon Energy Corp.	2,015	96,115
Diamondback Energy, Inc.	563	87,197
EOG Resources, Inc.	1,831	232,097
EQT Corp.	1,138	46,180
Exxon Mobil Corp.	12,588	1,480,097
Halliburton Co.	2,826	114,453
Hess Corp.	869	132,957
Kinder Morgan, Inc.	6,096	101,072
Marathon Oil Corp.	1,905	50,959
Marathon Petroleum Corp.	1,258	190,386
Occidental Petroleum Corp.	2,087	135,405
ONEOK, Inc.	1,831	116,140
Phillips 66	1,401	168,330
Pioneer Natural Resources Co.	734	168,490
Schlumberger N.V.	4,469	260,543
Targa Resources Corp.	704	60,347
Valero Energy Corp.	1,111	157,440
Williams Cos., Inc.	3,825	128,864

		5,335,288

FINANCIALS (13.1%)
Aflac, Inc.	1,700	130,475
Allstate Corp.	823	91,690
American Express Co.	1,830	273,018
American International Group, Inc.	2,239	135,683
Ameriprise Financial, Inc.	323	106,487
Aon PLC Cl A	638	206,852
Arch Capital Group Ltd.*	1,173	93,500
Arthur J. Gallagher & Co.	677	154,309
Assurant, Inc.	167	23,978
Bank of America Corp.	21,738	595,187
Bank of New York Mellon Corp.	2,448	104,407
Berkshire Hathaway, Inc. Cl B*	5,734	2,008,620
BlackRock, Inc. Cl A	442	285,749
Blackstone, Inc.	2,231	239,029
Brown & Brown, Inc.	741	51,751
Capital One Financial Corp.	1,200	116,460
Cboe Global Markets, Inc.	332	51,862
Charles Schwab Corp.	4,676	256,712
Chubb Ltd.	1,292	268,969
Cincinnati Financial Corp.	494	50,531
Citigroup, Inc.	6,055	249,042
Citizens Financial Group, Inc.	1,486	39,825

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

CME Group, Inc. Cl A	1,132	226,649
Comerica, Inc.	415	17,243
Discover Financial Svcs.	786	68,091
Everest Group Ltd.	136	50,547
FactSet Research Systems, Inc.	120	52,471
Fidelity National Information Svcs., Inc.	1,863	102,968
Fifth Third Bancorp	2,141	54,232
Fiserv, Inc.*	1,917	216,544
FleetCor Technologies, Inc.*	233	59,494
Franklin Resources, Inc.	895	21,999
Global Payments, Inc.	818	94,389
Globe Life, Inc.	274	29,792
Goldman Sachs Group, Inc.	1,037	335,542
Hartford Financial Svcs. Group, Inc.	962	68,215
Huntington Bancshares, Inc.	4,552	47,341
Intercontinental Exchange, Inc.	1,800	198,036
Invesco Ltd.	1,411	20,488
iShares Core S&P 500 ETF	1,478	634,698
Jack Henry & Associates, Inc.	230	34,762
JPMorgan Chase & Co.	9,138	1,325,193
KeyCorp.	2,943	31,667
Loews Corp.	582	36,846
M&T Bank Corp.	522	66,007
MarketAxess Hldgs., Inc.	119	25,423
Marsh & McLennan Cos., Inc.	1,554	295,726
Mastercard, Inc. Cl A	2,617	1,036,097
MetLife, Inc.	1,987	125,002
Moody’s Corp.	497	157,137
Morgan Stanley	4,012	327,660
MSCI, Inc. Cl A	249	127,757
Nasdaq, Inc.	1,066	51,797
Northern Trust Corp.	651	45,232
PayPal Hldgs., Inc.*	3,453	201,862
PNC Financial Svcs. Group, Inc.	1,253	153,831
Principal Financial Group, Inc.	700	50,449
Progressive Corp.	1,841	256,451
Prudential Financial, Inc.	1,142	108,364
Raymond James Financial, Inc.	591	59,354
Regions Financial Corp.	2,951	50,757
S&P Global, Inc.	1,024	374,180
State Street Corp.	1,002	67,094
Synchrony Financial	1,315	40,200
T. Rowe Price Group, Inc.	706	74,038
Travelers Cos., Inc.	720	117,583
Truist Financial Corp.	4,189	119,847
U.S. Bancorp	4,895	161,829
Visa, Inc. Cl A	5,053	1,162,241
Wells Fargo & Co.	11,505	470,094
Willis Towers Watson PLC	330	68,957
WR Berkley Corp.	639	40,570
Zions Bancorporation	466	16,259

		15,113,141

HEALTH CARE (13.1%)
Abbott Laboratories	5,457	528,510
AbbVie, Inc.	5,550	827,283
Agilent Technologies, Inc.	929	103,881
Align Technology, Inc.*	224	68,392
Amgen, Inc.	1,682	452,054

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Baxter International, Inc.	1,593	60,120
Becton Dickinson & Co.	912	235,779
Biogen, Inc.*	456	117,196
Bio-Rad Laboratories, Inc. Cl A*	66	23,658
Bio-Techne Corp.	496	33,763
Boston Scientific Corp.*	4,603	243,038
Bristol-Myers Squibb Co.	6,569	381,265
Cardinal Health, Inc.	801	69,543
Catalent, Inc.*	567	25,815
Cencora, Inc.	524	94,304
Centene Corp.*	1,703	117,303
Charles River Laboratories International, Inc.*	162	31,749
Cigna Group	931	266,331
Cooper Cos., Inc.	156	49,610
CVS Health Corp.	4,039	282,003
Danaher Corp.	2,067	512,823
DaVita, Inc.*	170	16,070
DENTSPLY SIRONA, Inc.	666	22,751
Dexcom, Inc.*	1,220	113,826
Edwards Lifesciences Corp.*	1,911	132,394
Elevance Health, Inc.	741	322,646
Eli Lilly & Co.	2,507	1,346,585
GE HealthCare Technologies, Inc.	1,230	83,689
Gilead Sciences, Inc.	3,918	293,615
HCA Healthcare, Inc.	633	155,705
Henry Schein, Inc.*	411	30,517
Hologic, Inc.*	771	53,507
Humana, Inc.	390	189,743
IDEXX Laboratories, Inc.*	261	114,127
Illumina, Inc.*	498	68,365
Incyte Corp.*	584	33,738
Insulet Corp.*	220	35,088
Intuitive Surgical, Inc.*	1,104	322,688
IQVIA Hldgs., Inc.*	576	113,328
Johnson & Johnson	7,572	1,179,339
Laboratory Corp. of America Hldgs.	279	56,093
McKesson Corp.	425	184,811
Medtronic PLC	4,186	328,015
Merck & Co., Inc.	7,979	821,438
Mettler-Toledo International, Inc.*	69	76,457
Moderna, Inc.*	1,041	107,525
Molina Healthcare, Inc.*	184	60,332
Organon & Co.	803	13,940
Pfizer, Inc.	17,753	588,867
Quest Diagnostics, Inc.	353	43,017
Regeneron Pharmaceuticals, Inc.*	336	276,515
ResMed, Inc.	462	68,316
Revvity, Inc.	391	43,284
STERIS PLC	311	68,240
Stryker Corp.	1,063	290,486
Teleflex, Inc.	148	29,069
Thermo Fisher Scientific, Inc.	1,214	614,490
UnitedHealth Group, Inc.	2,913	1,468,705
Universal Health Svcs., Inc. Cl B	196	24,643
Vertex Pharmaceuticals, Inc.*	811	282,017

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Viatris, Inc.	3,772	37,192
Waters Corp.*	186	51,003
West Pharmaceutical Svcs., Inc.	233	87,424
Zimmer Biomet Hldgs., Inc.	657	73,728
Zoetis, Inc. Cl A	1,448	251,923

		15,099,671

INDUSTRIALS (8.1%)
3M Co.	1,736	162,524
Alaska Air Group, Inc.*	401	14,869
Allegion PLC	277	28,863
American Airlines Group, Inc.*	2,055	26,324
AMETEK, Inc.	726	107,274
AO Smith Corp.	392	25,923
Automatic Data Processing, Inc.	1,296	311,792
Axon Enterprise, Inc.*	221	43,977
Boeing Co.*	1,782	341,574
Broadridge Financial Solutions, Inc.	372	66,607
Carrier Global Corp.	2,633	145,342
Caterpillar, Inc.	1,605	438,165
Ceridian HCM Hldg., Inc.*	489	33,179
CH Robinson Worldwide, Inc.	367	31,610
Cintas Corp.	272	130,835
Copart, Inc.*	2,732	117,722
CSX Corp.	6,309	194,002
Cummins, Inc.	446	101,893
Deere & Co.	857	323,415
Delta Air Lines, Inc.	2,024	74,888
Dover Corp.	440	61,384
Eaton Corp. PLC	1,255	267,666
Emerson Electric Co.	1,797	173,536
Equifax, Inc.	386	70,707
Expeditors International of Washington, Inc.	466	53,418
Fastenal Co.	1,797	98,188
FedEx Corp.	728	192,862
Fortive Corp.	1,107	82,095
Generac Hldgs., Inc.*	196	21,356
General Dynamics Corp.	712	157,331
General Electric Co.	3,423	378,413
Honeywell International, Inc.	2,088	385,737
Howmet Aerospace, Inc.	1,231	56,934
Huntington Ingalls Industries, Inc.	126	25,777
IDEX Corp.	238	49,509
Illinois Tool Works, Inc.	866	199,448
Ingersoll Rand, Inc.	1,272	81,052
Jacobs Solutions, Inc.	396	54,054
JB Hunt Transport Svcs., Inc.	257	48,450
Johnson Controls International PLC	2,140	113,869
L-3 Harris Technologies, Inc.	595	103,601
Leidos Hldgs., Inc.	432	39,813
Lockheed Martin Corp.	705	288,317
Masco Corp.	708	37,843
Nordson Corp.	170	37,939
Norfolk Southern Corp.	714	140,608
Northrop Grumman Corp.	448	197,205
Old Dominion Freight Line, Inc.	282	115,377
Otis Worldwide Corp.	1,295	104,001
PACCAR, Inc.	1,644	139,773
Parker-Hannifin Corp.	404	157,366

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Paychex, Inc.	1,009	116,368
Paycom Software, Inc.	154	39,928
Pentair PLC	520	33,670
Quanta Svcs., Inc.	457	85,491
Republic Svcs., Inc. Cl A	647	92,204
Robert Half, Inc.	337	24,695
Rockwell Automation, Inc.	362	103,485
Rollins, Inc.	884	33,000
RTX Corp.	4,577	329,407
Snap-on, Inc.	167	42,595
Southwest Airlines Co.	1,873	50,702
Stanley Black & Decker, Inc.	482	40,286
Textron, Inc.	623	48,681
Trane Technologies PLC	718	145,689
TransDigm Group, Inc.*	173	145,861
Union Pacific Corp.	1,917	390,359
United Airlines Hldgs., Inc.*	1,032	43,654
United Parcel Svc., Inc. Cl B	2,275	354,604
United Rentals, Inc.	215	95,582
Verisk Analytics, Inc. Cl A	456	107,725
Waste Management, Inc.	1,159	176,678
Westinghouse Air Brake Technologies Corp.	564	59,936
WW Grainger, Inc.	140	96,858
Xylem, Inc.	757	68,910

		9,380,775

INFORMATION TECHNOLOGY (26.9%)
Accenture PLC Cl A	1,984	609,306
Adobe, Inc.*	1,434	731,197
Advanced Micro Devices, Inc.*	5,080	522,326
Akamai Technologies, Inc.*	478	50,926
Amphenol Corp. Cl A	1,875	157,481
Analog Devices, Inc.	1,577	276,117
ANSYS, Inc.*	273	81,231
Apple, Inc.	46,209	7,911,443
Applied Materials, Inc.	2,641	365,646
Arista Networks, Inc.*	788	144,937
Autodesk, Inc.*	673	139,250
Broadcom, Inc.	1,298	1,078,093
Cadence Design Systems, Inc.*	855	200,326
CDW Corp.	422	85,143
Cisco Systems, Inc.	12,814	688,881
Cognizant Technology Solutions Corp. Cl A	1,588	107,571
Corning, Inc.	2,413	73,524
DXC Technology Co.*	646	13,456
Enphase Energy, Inc.*	429	51,544
EPAM Systems, Inc.*	183	46,791
F5, Inc.*	187	30,133
Fair Isaac Corp.*	79	68,614
First Solar, Inc.*	335	54,133
Fortinet, Inc.*	2,050	120,294
Gartner, Inc.*	248	85,215
Gen Digital, Inc.	1,770	31,294
Hewlett Packard Enterprise Co.	4,061	70,540
HP, Inc.	2,729	70,135
Intel Corp.	13,168	468,122
International Business Machines Corp.	2,864	401,819
Intuit, Inc.	881	450,138
Juniper Networks, Inc.	1,011	28,096

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Keysight Technologies, Inc.*	561	74,226
KLA Corp.	430	197,224
Lam Research Corp.	420	263,243
Microchip Technology, Inc.	1,712	133,622
Micron Technology, Inc.	3,444	234,295
Microsoft Corp.	23,362	7,376,552
Monolithic Power Systems, Inc.	150	69,300
Motorola Solutions, Inc.	526	143,198
NetApp, Inc.	663	50,308
NVIDIA Corp.	7,767	3,378,567
NXP Semiconductors N.V.	811	162,135
ON Semiconductor Corp.*	1,357	126,133
Oracle Corp.	4,949	524,198
Palo Alto Networks, Inc.*	961	225,297
PTC, Inc.*	373	52,847
Qorvo, Inc.*	308	29,405
QUALCOMM, Inc.	3,509	389,710
Roper Technologies, Inc.	336	162,718
Salesforce, Inc.*	3,063	621,115
Seagate Technology Hldgs. PLC	607	40,032
ServiceNow, Inc.*	642	358,852
Skyworks Solutions, Inc.	501	49,394
SolarEdge Technologies, Inc.*	178	23,053
Synopsys, Inc.*	479	219,847
TE Connectivity Ltd.	988	122,048
Teledyne Technologies, Inc.*	149	60,878
Teradyne, Inc.	485	48,723
Texas Instruments, Inc.	2,855	453,974
Trimble, Inc.*	780	42,011
Tyler Technologies, Inc.*	132	50,970
VeriSign, Inc.*	283	57,316
Western Digital Corp.*	1,006	45,904
Zebra Technologies Corp. Cl A*	162	38,318

		31,039,135

MATERIALS (2.4%)
Air Products & Chemicals, Inc.	699	198,097
Albemarle Corp.	369	62,745
Amcor PLC	4,627	42,383
Avery Dennison Corp.	254	46,398
Ball Corp.	991	49,332
Celanese Corp. Cl A	315	39,539
CF Industries Hldgs., Inc.	607	52,044
Corteva, Inc.	2,232	114,189
Dow, Inc.	2,211	113,999
DuPont de Nemours, Inc.	1,444	107,708
Eastman Chemical Co.	373	28,617
Ecolab, Inc.	797	135,012
FMC Corp.	393	26,319
Freeport-McMoRan, Inc.	4,508	168,103
International Flavors & Fragrances, Inc.	803	54,741
International Paper Co.	1,088	38,591
Linde PLC	1,535	571,557
LyondellBasell Industries N.V. Cl A	805	76,233
Martin Marietta Materials, Inc.	195	80,044
Mosaic Co.	1,045	37,202
Newmont Corp.	2,499	92,338
Nucor Corp.	783	122,422
Packaging Corp. of America	283	43,455

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

PPG Industries, Inc.	741	96,182
Sealed Air Corp.	454	14,918
Sherwin-Williams Co.	743	189,502
Steel Dynamics, Inc.	490	52,538
Vulcan Materials Co.	418	84,444
Westrock Co.	806	28,855

		2,767,507

REAL ESTATE (2.3%)
Alexandria Real Estate Equities, Inc.	490	49,049
American Tower Corp.	1,466	241,084
AvalonBay Communities, Inc.	447	76,768
Boston Properties, Inc.	453	26,944
Camden Property Trust	336	31,779
CBRE Group, Inc. Cl A*	975	72,013
CoStar Group, Inc.*	1,284	98,727
Crown Castle, Inc.	1,364	125,529
Digital Realty Trust, Inc.	951	115,090
Equinix, Inc.	295	214,247
Equity Residential	1,084	63,642
Essex Property Trust, Inc.	202	42,842
Extra Space Storage, Inc.	665	80,851
Federal Realty Investment Trust	231	20,935
Healthpeak Properties, Inc.	1,721	31,598
Host Hotels & Resorts, Inc.	2,238	35,965
Invitation Homes, Inc.	1,809	57,327
Iron Mountain, Inc.	918	54,575
Kimco Realty Corp.	1,950	34,300
Mid-America Apartment Communities, Inc.	367	47,215
Prologis, Inc.	2,905	325,970
Public Storage	498	131,233
Realty Income Corp.	2,228	111,266
Regency Centers Corp.	517	30,730
SBA Communications Corp. Cl A	341	68,258
Simon Property Group, Inc.	1,029	111,163
UDR, Inc.	954	34,029
Ventas, Inc.	1,265	53,294
VICI Properties, Inc. Cl A	3,186	92,713
Welltower, Inc.	1,631	133,611
Weyerhaeuser Co.	2,298	70,457

		2,683,204

UTILITIES (2.4%)
AES Corp.	2,106	32,011
Alliant Energy Corp.	794	38,469
Ameren Corp.	827	61,884
American Electric Power Co., Inc.	1,620	121,856
American Water Works Co., Inc.	613	75,908
Atmos Energy Corp.	466	49,363
CenterPoint Energy, Inc.	1,985	53,297
CMS Energy Corp.	918	48,755
Consolidated Edison, Inc.	1,085	92,800
Constellation Energy Corp.	1,012	110,389
Dominion Energy, Inc.	2,632	117,571
DTE Energy Co.	649	64,433
Duke Energy Corp.	2,424	213,942
Edison International	1,206	76,328
Entergy Corp.	665	61,513
Evergy, Inc.	723	36,656
Eversource Energy	1,098	63,849

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Exelon Corp.				3,130	118,283
FirstEnergy Corp.				1,623	55,474
NextEra Energy, Inc.				6,364	364,594
NiSource, Inc.				1,300	32,084
NRG Energy, Inc.				721	27,773
PG&E Corp.*				6,575	106,055
Pinnacle West Capital Corp.				357	26,304
PPL Corp.				2,318	54,612
Public Svc. Enterprise Group, Inc.				1,570	89,349
Sempra				1,979	134,631
Southern Co.				3,429	221,925
WEC Energy Group, Inc.				992	79,906
Xcel Energy, Inc.				1,734	99,219

					2,729,233

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $93,978,111) 98.4%					113,661,208

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.2%)
U.S. Treasury Bill	A-1+	5.29	10/19/23	1,200,000	1,196,834
U.S. Treasury Bill (1)	A-1+	5.31	10/24/23	200,000	199,327

					1,396,161

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,396,161) 1.2%					1,396,161

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.3%)
Citibank, New York Time Deposit		4.58	10/02/23	407,543	407,543

TOTAL TEMPORARY CASH INVESTMENT (Cost: $407,543) 0.3%					407,543

TOTAL INVESTMENTS (Cost: $95,781,815) 99.9%					115,464,912

OTHER NET ASSETS 0.1%					76,014

NET ASSETS 100.0%					$115,540,926

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (6.0%)
Activision Blizzard, Inc.	178	16,666
Alphabet, Inc. Cl A*	1,473	192,757
Alphabet, Inc. Cl C*	1,253	165,208
AT&T, Inc.	1,775	26,661
Charter Communications, Inc. Cl A*	26	11,435
Comcast Corp. Cl A	1,022	45,316
EchoStar Corp. Cl A*	614	10,285
Electronic Arts, Inc.	62	7,465
Fox Corp. Cl A	536	16,723
Fox Corp. Cl B	33	953
IMAX Corp.*	296	5,719
Interpublic Group of Cos., Inc.	96	2,751
Live Nation Entertainment, Inc.*	36	2,989
Match Group, Inc.*	70	2,742
Meta Platforms, Inc. Cl A*	552	165,716
Netflix, Inc.*	111	41,914
News Corp. Cl A	95	1,906
News Corp. Cl B	29	605
Omnicom Group, Inc.	50	3,724
Paramount Global Cl B	120	1,548
Take-Two Interactive Software, Inc.*	292	40,994
TEGNA, Inc.	2,367	34,487
T-Mobile US, Inc.*	128	17,926
Verizon Communications, Inc.	1,044	33,836
Walt Disney Co.*	454	36,797
Warner Bros Discovery, Inc.*	1,669	18,125
ZipRecruiter, Inc. Cl A*	171	2,050

		907,298

CONSUMER DISCRETIONARY (10.4%)
Airbnb, Inc. Cl A*	106	14,544
Amazon.com, Inc.*	2,254	286,528
Aptiv PLC*	157	15,479
AutoZone, Inc.*	24	60,960
Bath & Body Works, Inc.	57	1,927
Best Buy Co., Inc.	49	3,404
Bloomin’ Brands, Inc.	2,021	49,696
Booking Hldgs., Inc.*	9	27,756
BorgWarner, Inc.	59	2,382
Caesars Entertainment, Inc.*	309	14,322
Capri Hldgs. Ltd.*	791	41,614
CarMax, Inc.*	40	2,829
Carnival Corp.*	250	3,430
Chipotle Mexican Grill, Inc. Cl A*	7	12,823
Darden Restaurants, Inc.	208	29,790
Domino’s Pizza, Inc.	9	3,409
DR Horton, Inc.	76	8,168
eBay, Inc.	132	5,820
Etsy, Inc.*	31	2,002
Everi Hldgs., Inc.*	769	10,166
Expedia Group, Inc.*	35	3,607
Five Below, Inc.*	229	36,846
Ford Motor Co.	976	12,122
Fox Factory Hldg. Corp.*	102	10,106
Garmin Ltd.	39	4,103
General Motors Co.	342	11,276

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Genuine Parts Co.	35	5,053
Golden Entertainment, Inc.	872	29,805
Hasbro, Inc.	33	2,183
Hilton Worldwide Hldgs., Inc.	65	9,762
Home Depot, Inc.	250	75,540
Las Vegas Sands Corp.	82	3,759
Lennar Corp. Cl A	63	7,070
Lithia Motors, Inc. Cl A	59	17,424
LKQ Corp.	66	3,268
Lowe’s Cos., Inc.	145	30,137
Marriott International, Inc. Cl A	63	12,383
Marriott Vacations Worldwide Corp.	513	51,623
McDonald’s Corp.	181	47,683
MGM Resorts International	70	2,573
Mohawk Industries, Inc.*	14	1,201
Murphy USA, Inc.	9	3,076
NIKE, Inc. Cl B	304	29,068
Norwegian Cruise Line Hldgs. Ltd.*	106	1,747
NVR, Inc.*	5	29,816
Ollie’s Bargain Outlet Hldgs., Inc.*	677	52,251
O’Reilly Automotive, Inc.*	15	13,633
Pool Corp.	10	3,561
PulteGroup, Inc.	55	4,073
Ralph Lauren Corp. Cl A	11	1,277
Ross Stores, Inc.	85	9,601
Royal Caribbean Cruises Ltd.*	59	5,436
Skyline Champion Corp.*	112	7,137
Sonic Automotive, Inc. Cl A	715	34,148
Starbucks Corp.	284	25,921
Steven Madden Ltd.	176	5,591
Tapestry, Inc.	58	1,667
Taylor Morrison Home Corp. Cl A*	1,473	62,765
Tesla, Inc.*	685	171,401
TJX Cos., Inc.	285	25,331
Tractor Supply Co.	178	36,143
Ulta Beauty, Inc.*	13	5,193
Valvoline, Inc.	724	23,342
VF Corp.	83	1,467
Whirlpool Corp.	14	1,872
Williams-Sonoma, Inc.	120	18,648
Wynn Resorts Ltd.	25	2,310
XPEL, Inc.*	139	10,718
Yum! Brands, Inc.	70	8,746

		1,570,512

CONSUMER STAPLES (5.4%)
Altria Group, Inc.	441	18,544
Archer-Daniels-Midland Co.	133	10,031
BJ’s Wholesale Club Hldgs., Inc.*	126	8,993
Boston Beer Co., Inc. Cl A*	19	7,401
Brown-Forman Corp. Cl B	46	2,654
Bunge Ltd.	38	4,113
Campbell Soup Co.	49	2,013
Church & Dwight Co., Inc.	366	33,537
Clorox Co.	31	4,063
Coca-Cola Co.	966	54,077
Coca-Cola Consolidated, Inc.	11	6,999
Colgate-Palmolive Co.	205	14,578
Conagra Brands, Inc.	119	3,263
Constellation Brands, Inc. Cl A	233	58,560

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Costco Wholesale Corp.	111	62,711
Crimson Wine Group Ltd.*	2,450	14,712
Dollar General Corp.	55	5,819
Dollar Tree, Inc.*	52	5,535
Estee Lauder Cos., Inc. Cl A	58	8,384
Freshpet, Inc.*	407	26,813
General Mills, Inc.	145	9,279
Hershey Co.	37	7,403
Hormel Foods Corp.	72	2,738
J M Smucker Co.	26	3,196
Kellogg Co.	66	3,928
Kenvue, Inc.	428	8,594
Keurig Dr Pepper, Inc.	250	7,892
Kimberly-Clark Corp.	84	10,151
Kraft Heinz Co.	199	6,694
Kroger Co.	164	7,339
Lamb Weston Hldgs., Inc.	37	3,421
McCormick & Co., Inc.	63	4,765
Molson Coors Beverage Co. Cl B	47	2,989
Mondelez International, Inc. Cl A	338	23,457
Monster Beverage Corp.*	185	9,796
PepsiCo, Inc.	342	57,948
Philip Morris International, Inc.	385	35,643
Procter & Gamble Co.	585	85,328
Sysco Corp.	125	8,256
Target Corp.	115	12,716
TreeHouse Foods, Inc.*	2,142	93,348
Tyson Foods, Inc. Cl A	71	3,585
Walgreens Boots Alliance, Inc.	178	3,959
Walmart, Inc.	354	56,615

		821,840

ENERGY (5.4%)
APA Corp.	77	3,165
Baker Hughes Co. Cl A	1,697	59,938
ChampionX Corp.	2,208	78,649
Cheniere Energy, Inc.	151	25,060
Chesapeake Energy Corp.	387	33,371
Chevron Corp.	440	74,193
ConocoPhillips	297	35,581
Coterra Energy, Inc.	189	5,112
Devon Energy Corp.	605	28,858
Diamondback Energy, Inc.	45	6,970
EOG Resources, Inc.	145	18,380
EQT Corp.	917	37,212
Exxon Mobil Corp.	994	116,875
Halliburton Co.	223	9,032
Hess Corp.	190	29,070
Kinder Morgan, Inc.	481	7,975
Marathon Oil Corp.	150	4,013
Marathon Petroleum Corp.	99	14,983
MPLX LP*	278	9,888
Murphy Oil Corp.	182	8,254
Northern Oil & Gas, Inc.	609	24,500
Occidental Petroleum Corp.	165	10,705
ONEOK, Inc.	145	9,197
Ovintiv, Inc.	625	29,731
Phillips 66	111	13,337
Pioneer Natural Resources Co.	58	13,314
Schlumberger N.V.	353	20,580

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Southwestern Energy Co.*	4,238	27,335
Targa Resources Corp.	56	4,800
Valero Energy Corp.	88	12,470
Williams Cos., Inc.	1,154	38,878

		811,426

FINANCIALS (14.5%)
Aflac, Inc.	134	10,284
Allstate Corp.	65	7,242
American Equity Investment Life Hldg. Co.	417	22,368
American Express Co.	144	21,483
American Financial Group, Inc.	235	26,242
American International Group, Inc.	177	10,726
Ameriprise Financial, Inc.	211	69,562
Aon PLC Cl A	51	16,535
Arch Capital Group Ltd.*	93	7,413
Argo Group International Hldgs. Ltd.	337	10,056
Arthur J. Gallagher & Co.	54	12,308
Assurant, Inc.	14	2,010
Bank of America Corp.	1,716	46,984
Bank of Marin Bancorp	294	5,374
Bank of New York Mellon Corp.	193	8,231
Banner Corp.	534	22,631
Berkshire Hathaway, Inc. Cl B*	453	158,686
BlackRock, Inc. Cl A	35	22,627
Blackstone, Inc.	177	18,964
Brookline Bancorp, Inc.	1,725	15,715
Brown & Brown, Inc.	493	34,431
Capital One Financial Corp.	95	9,220
Cboe Global Markets, Inc.	27	4,218
Charles Schwab Corp.	369	20,258
Chubb Ltd.	102	21,234
Cincinnati Financial Corp.	39	3,989
Citigroup, Inc.	478	19,660
Citizens Financial Group, Inc.	117	3,136
CME Group, Inc. Cl A	90	18,020
Comerica, Inc.	33	1,371
Dime Community Bancshares, Inc.	405	8,084
Discover Financial Svcs.	176	15,247
Eastern Bankshares, Inc.	2,357	29,557
Ellington Financial, Inc.	1,609	20,064
Enterprise Financial Svcs. Corp.	599	22,462
Essent Group Ltd.	699	33,056
Euronet Worldwide, Inc.*	455	36,118
Everest Group Ltd.	67	24,902
FactSet Research Systems, Inc.	10	4,373
Fidelity National Information Svcs., Inc.	147	8,125
Fifth Third Bancorp	1,228	31,105
First Financial Bankshares, Inc.	399	10,023
First Interstate BancSystem, Inc. Cl A	931	23,219
Fiserv, Inc.*	151	17,057
FleetCor Technologies, Inc.*	19	4,851
Flywire Corp.*	132	4,209
Franklin Resources, Inc.	71	1,745
Global Payments, Inc.	65	7,500
Globe Life, Inc.	22	2,392
Goldman Sachs Group, Inc.	82	26,533
Goosehead Insurance, Inc. Cl A*	152	11,329
Green Dot Corp. Cl A*	752	10,475
Hancock Whitney Corp.	694	25,671

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	152	3,222
Hartford Financial Svcs. Group, Inc.	696	49,353
Home BancShares, Inc.	1,149	24,060
Houlihan Lokey, Inc. Cl A	96	10,284
Huntington Bancshares, Inc.	359	3,734
Intercontinental Exchange, Inc.	143	15,733
Invesco Ltd.	111	1,612
iShares Core S&P 500 ETF	303	130,117
iShares Micro-Cap ETF	87	8,709
iShares Russell 2000 Growth ETF	48	10,759
Jack Henry & Associates, Inc.	19	2,872
JPMorgan Chase & Co.	721	104,559
KeyCorp.	1,084	11,664
Lakeland Financial Corp.	92	4,366
Loews Corp.	46	2,912
M&T Bank Corp.	214	27,060
MarketAxess Hldgs., Inc.	10	2,136
Marsh & McLennan Cos., Inc.	123	23,407
Mastercard, Inc. Cl A	207	81,953
MetLife, Inc.	157	9,877
Moelis & Co. Cl A	250	11,283
Moody’s Corp.	40	12,647
Morgan Stanley	317	25,889
MSCI, Inc. Cl A	20	10,262
Nasdaq, Inc.	85	4,130
Northern Trust Corp.	52	3,613
PayPal Hldgs., Inc.*	273	15,960
PJT Partners, Inc. Cl A	131	10,407
PNC Financial Svcs. Group, Inc.	99	12,154
Primerica, Inc.	268	51,995
Principal Financial Group, Inc.	56	4,036
Progressive Corp.	145	20,199
Prudential Financial, Inc.	91	8,635
Raymond James Financial, Inc.	333	33,443
Regions Financial Corp.	233	4,008
Reinsurance Group of America, Inc.	100	14,519
S&P Global, Inc.	81	29,598
Selective Insurance Group, Inc.	464	47,871
Starwood Property Trust, Inc.	1,513	29,277
State Street Corp.	80	5,357
Stifel Financial Corp.	166	10,199
Stock Yards Bancorp, Inc.	382	15,009
Synchrony Financial	346	10,577
T. Rowe Price Group, Inc.	56	5,873
Travelers Cos., Inc.	57	9,309
TriCo Bancshares	396	12,684
Truist Financial Corp.	331	9,470
U.S. Bancorp	386	12,761
UMB Financial Corp.	285	17,684
Visa, Inc. Cl A	399	91,774
Voya Financial, Inc.	447	29,703
Webster Financial Corp.	328	13,222
Wells Fargo & Co.	908	37,101
Willis Towers Watson PLC	27	5,642
WR Berkley Corp.	51	3,238
Zions Bancorporation	37	1,291

		2,198,284

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

HEALTH CARE (12.0%)
Abbott Laboratories	431	41,742
AbbVie, Inc.	438	65,288
Addus HomeCare Corp.*	197	16,782
Agilent Technologies, Inc.	267	29,856
Align Technology, Inc.*	56	17,098
Alkermes PLC*	172	4,818
Alnylam Pharmaceuticals, Inc.*	53	9,386
Amgen, Inc.	133	35,745
Amicus Therapeutics, Inc.*	460	5,594
AMN Healthcare Svcs., Inc.*	117	9,966
Amphastar Pharmaceuticals, Inc.*	231	10,624
Apellis Pharmaceuticals, Inc.*	113	4,299
Arrowhead Pharmaceuticals, Inc.*	117	3,144
Avidity Biosciences, Inc.*	513	3,273
Axsome Therapeutics, Inc.*	100	6,989
Baxter International, Inc.	126	4,755
Becton Dickinson & Co.	72	18,614
BioCryst Pharmaceuticals, Inc.*	877	6,209
Biogen, Inc.*	99	25,444
Bio-Rad Laboratories, Inc. Cl A*	6	2,151
Bio-Techne Corp.	40	2,723
Blueprint Medicines Corp.*	83	4,168
Boston Scientific Corp.*	363	19,166
Bristol-Myers Squibb Co.	519	30,123
Cardinal Health, Inc.	64	5,556
Catalent, Inc.*	45	2,049
Cencora, Inc.	41	7,379
Centene Corp.*	325	22,386
Charles River Laboratories International, Inc.*	13	2,548
Chemed Corp.	29	15,071
Cigna Group	74	21,169
Collegium Pharmaceutical, Inc.*	311	6,951
CONMED Corp.	74	7,463
Cooper Cos., Inc.	13	4,134
Corcept Therapeutics, Inc.*	257	7,002
CVS Health Corp.	319	22,273
Danaher Corp.	163	40,440
DaVita, Inc.*	14	1,323
DENTSPLY SIRONA, Inc.	53	1,810
Dexcom, Inc.*	209	19,500
Edwards Lifesciences Corp.*	151	10,461
Elevance Health, Inc.	58	25,254
Eli Lilly & Co.	198	106,352
Encompass Health Corp.	375	25,185
Envista Hldgs. Corp.*	429	11,961
Exact Sciences Corp.*	112	7,641
Fortrea Hldgs., Inc.*	73	2,087
GE HealthCare Technologies, Inc.	98	6,668
Gilead Sciences, Inc.	309	23,156
Halozyme Therapeutics, Inc.*	186	7,105
HCA Healthcare, Inc.	50	12,299
HealthEquity, Inc.*	118	8,620
Henry Schein, Inc.*	33	2,450
Heron Therapeutics, Inc.*	884	911
Hologic, Inc.*	61	4,233
Humana, Inc.	53	25,786
IDEXX Laboratories, Inc.*	47	20,552

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Illumina, Inc.*	40	5,491
Incyte Corp.*	47	2,715
Insmed, Inc.*	264	6,666
Inspire Medical Systems, Inc.*	10	1,984
Insulet Corp.*	61	9,729
Intra-Cellular Therapies, Inc.*	142	7,397
Intuitive Surgical, Inc.*	88	25,722
IQVIA Hldgs., Inc.*	46	9,050
iRhythm Technologies, Inc.*	69	6,504
Johnson & Johnson	598	93,138
Karuna Therapeutics, Inc.*	21	3,551
Krystal Biotech, Inc.*	119	13,804
Laboratory Corp. of America Hldgs.	95	19,100
Lantheus Hldgs., Inc.*	133	9,241
LeMaitre Vascular, Inc.	99	5,394
Madrigal Pharmaceuticals, Inc.*	37	5,403
McKesson Corp.	34	14,785
Medtronic PLC	330	25,859
Merck & Co., Inc.	630	64,858
Mettler-Toledo International, Inc.*	20	22,161
Moderna, Inc.*	82	8,470
ModivCare, Inc.*	76	2,395
Molina Healthcare, Inc.*	15	4,918
NanoString Technologies, Inc.*	410	705
Neogen Corp.*	341	6,322
NextGen Healthcare, Inc.*	1,731	41,077
Omnicell, Inc.*	96	4,324
Organon & Co.	64	1,111
Orthofix Medical, Inc.*	603	7,755
OrthoPediatrics Corp.*	121	3,872
Penumbra, Inc.*	43	10,402
Pfizer, Inc.	1,402	46,504
Quest Diagnostics, Inc.	28	3,412
QuidelOrtho Corp.*	144	10,518
Regeneron Pharmaceuticals, Inc.*	27	22,220
Repligen Corp.*	48	7,632
ResMed, Inc.	37	5,471
Revvity, Inc.	31	3,432
Roivant Sciences Ltd.*	326	3,808
Shockwave Medical, Inc.*	16	3,186
Silk Road Medical, Inc.*	190	2,848
Simulations Plus, Inc.	183	7,631
STAAR Surgical Co.*	69	2,772
STERIS PLC	25	5,486
Stryker Corp.	84	22,955
Supernus Pharmaceuticals, Inc.*	1,180	32,533
Tactile Systems Technology, Inc.*	278	3,906
Teleflex, Inc.	12	2,357
Tenet Healthcare Corp.*	121	7,973
Thermo Fisher Scientific, Inc.	96	48,592
Ultragenyx Pharmaceutical, Inc.*	136	4,848
UnitedHealth Group, Inc.	230	115,964
Universal Health Svcs., Inc. Cl B	16	2,012
Veeva Systems, Inc. Cl A*	80	16,276
Vericel Corp.*	529	17,732
Vertex Pharmaceuticals, Inc.*	65	22,603
Viatris, Inc.	298	2,938
Waters Corp.*	15	4,113
West Pharmaceutical Svcs., Inc.	19	7,129

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Xencor, Inc.*	122	2,458
Zimmer Biomet Hldgs., Inc.	365	40,960
Zoetis, Inc. Cl A	114	19,834

		1,809,738

INDUSTRIALS (13.1%)
3M Co.	138	12,920
Advanced Drainage Systems, Inc.	169	19,237
Alaska Air Group, Inc.*	670	24,844
Allegion PLC	22	2,292
American Airlines Group, Inc.*	162	2,075
AMETEK, Inc.	58	8,570
AO Smith Corp.	31	2,050
Arcosa, Inc.	449	32,283
Atkore, Inc.*	86	12,830
Automatic Data Processing, Inc.	102	24,539
Axon Enterprise, Inc.*	167	33,231
Bloom Energy Corp. Cl A*	1,254	16,628
Boeing Co.*	141	27,027
Broadridge Financial Solutions, Inc.	30	5,371
Builders FirstSource, Inc.*	114	14,192
Carlisle Cos., Inc.	170	44,074
Carrier Global Corp.	208	11,482
Casella Waste Systems, Inc. Cl A*	149	11,369
Caterpillar, Inc.	127	34,671
Ceridian HCM Hldg., Inc.*	39	2,646
CH Robinson Worldwide, Inc.	29	2,498
Chart Industries, Inc.*	190	32,133
Cintas Corp.	22	10,582
Clean Harbors, Inc.*	293	49,036
Copart, Inc.*	216	9,307
Crane Co.	322	28,606
CSX Corp.	498	15,314
Cummins, Inc.	36	8,225
Deere & Co.	68	25,662
Delta Air Lines, Inc.	160	5,920
Deluxe Corp.	1,454	27,466
Dover Corp.	327	45,620
Ducommun, Inc.*	295	12,835
Eaton Corp. PLC	100	21,328
EMCOR Group, Inc.	99	20,829
Emerson Electric Co.	142	13,713
Encore Wire Corp.	84	15,327
EnPro Industries, Inc.	362	43,871
Equifax, Inc.	31	5,679
ESCO Technologies, Inc.	480	50,131
ExlService Hldgs., Inc.*	250	7,010
Expeditors International of Washington, Inc.	37	4,241
Fastenal Co.	142	7,759
Federal Signal Corp.	369	22,040
FedEx Corp.	58	15,365
Fortive Corp.	87	6,452
Franklin Electric Co., Inc.	144	12,849
Generac Hldgs., Inc.*	98	10,678
General Dynamics Corp.	57	12,595
General Electric Co.	270	29,849
Graco, Inc.	258	18,803
HEICO Corp. Cl A	103	13,310
Honeywell International, Inc.	165	30,482
Howmet Aerospace, Inc.	98	4,533

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Huntington Ingalls Industries, Inc.	10	2,046
Huron Consulting Group, Inc.*	157	16,353
ICF International, Inc.	353	42,646
IDEX Corp.	19	3,952
Illinois Tool Works, Inc.	69	15,891
Ingersoll Rand, Inc.	100	6,372
Jacobs Solutions, Inc.	221	30,167
Janus International Group, Inc.*	434	4,644
JB Hunt Transport Svcs., Inc.	21	3,959
Johnson Controls International PLC	169	8,992
KBR, Inc.	946	55,757
Korn Ferry	131	6,215
L-3 Harris Technologies, Inc.	128	22,287
Leidos Hldgs., Inc.	113	10,414
Lockheed Martin Corp.	56	22,902
Masco Corp.	56	2,993
Masonite International Corp.*	124	11,559
Maximus, Inc.	86	6,422
Mercury Systems, Inc.*	191	7,084
Miller Industries, Inc.	1,229	48,189
Montrose Environmental Group, Inc.*	105	3,072
Mueller Industries, Inc.	1,107	83,202
Nordson Corp.	14	3,124
Norfolk Southern Corp.	57	11,225
Northrop Grumman Corp.	36	15,847
Old Dominion Freight Line, Inc.	108	44,187
Oshkosh Corp.	145	13,837
Otis Worldwide Corp.	102	8,192
PACCAR, Inc.	130	11,053
Parker-Hannifin Corp.	32	12,465
Paychex, Inc.	80	9,226
Paycom Software, Inc.	13	3,371
Pentair PLC	41	2,655
Quanta Svcs., Inc.	207	38,723
Republic Svcs., Inc. Cl A	52	7,411
Robert Half, Inc.	27	1,979
Rockwell Automation, Inc.	29	8,290
Rollins, Inc.	70	2,613
RTX Corp.	361	25,981
Saia, Inc.*	61	24,318
Snap-on, Inc.	14	3,571
Southwest Airlines Co.	148	4,006
Stanley Black & Decker, Inc.	186	15,546
Textron, Inc.	50	3,907
Trane Technologies PLC	57	11,566
TransDigm Group, Inc.*	14	11,804
TransUnion	178	12,779
Trex Co., Inc.*	431	26,563
UFP Industries, Inc.	548	56,115
Union Pacific Corp.	152	30,952
United Airlines Hldgs., Inc.*	82	3,469
United Parcel Svc., Inc. Cl B	180	28,057
United Rentals, Inc.	17	7,558
Verisk Analytics, Inc. Cl A	36	8,505
Vicor Corp.*	115	6,772
VSE Corp.	819	41,310
Waste Management, Inc.	91	13,872
Werner Enterprises, Inc.	500	19,475
Westinghouse Air Brake Technologies Corp.	45	4,782

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

WW Grainger, Inc.	29	20,063
Xylem, Inc.	60	5,462

		1,978,128

INFORMATION TECHNOLOGY (21.0%)
Accenture PLC Cl A	157	48,216
Adeia, Inc.	1,771	18,914
Adobe, Inc.*	113	57,619
Advanced Energy Industries, Inc.	69	7,115
Advanced Micro Devices, Inc.*	401	41,231
Akamai Technologies, Inc.*	38	4,049
Altair Engineering, Inc. Cl A*	106	6,631
Amphenol Corp. Cl A	428	35,948
Analog Devices, Inc.	124	21,711
ANSYS, Inc.*	22	6,546
Apple, Inc.	3,648	624,574
Applied Materials, Inc.	208	28,798
Arista Networks, Inc.*	63	11,588
Asana, Inc. Cl A*	189	3,461
Autodesk, Inc.*	54	11,173
Axcelis Technologies, Inc.*	33	5,381
Blackline, Inc.*	82	4,549
Broadcom, Inc.	102	84,719
C3.ai, Inc. Cl A*	235	5,997
Cadence Design Systems, Inc.*	67	15,698
Calix, Inc.*	133	6,097
CDW Corp.	34	6,860
Ciena Corp.*	309	14,603
Cisco Systems, Inc.	1,012	54,405
Cognizant Technology Solutions Corp. Cl A	125	8,468
Cohu, Inc.*	184	6,337
Corning, Inc.	191	5,820
Couchbase, Inc.*	227	3,895
Crane NXT Co.	290	16,115
Credo Technology Group Hldg. Ltd.*	382	5,826
CyberArk Software Ltd.*	136	22,273
Digi International, Inc.*	273	7,371
DXC Technology Co.*	947	19,726
Enphase Energy, Inc.*	34	4,085
EPAM Systems, Inc.*	70	17,898
F5, Inc.*	15	2,417
Fabrinet*	73	12,163
Fair Isaac Corp.*	6	5,211
First Solar, Inc.*	26	4,201
Five9, Inc.*	425	27,328
Fortinet, Inc.*	162	9,506
Gartner, Inc.*	20	6,872
Gen Digital, Inc.	140	2,475
Grid Dynamics Hldgs., Inc.*	401	4,884
Guidewire Software, Inc.*	89	8,010
Harmonic, Inc.*	622	5,990
Hewlett Packard Enterprise Co.	1,094	19,003
HP, Inc.	215	5,526
indie Semiconductor, Inc. Cl A*	936	5,897
Intel Corp.	1,040	36,972
International Business Machines Corp.	226	31,708
Intuit, Inc.	70	35,766
Juniper Networks, Inc.	80	2,223
Keysight Technologies, Inc.*	45	5,954

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

KLA Corp.	34	15,594
Lam Research Corp.	34	21,310
MaxLinear, Inc. Cl A*	616	13,706
Microchip Technology, Inc.	385	30,049
Micron Technology, Inc.	272	18,504
Microsoft Corp.	1,844	582,243
MKS Instruments, Inc.	102	8,827
Model N, Inc.*	171	4,174
MongoDB, Inc. Cl A*	35	12,105
Monolithic Power Systems, Inc.	60	27,720
Motorola Solutions, Inc.	100	27,224
NetApp, Inc.	53	4,022
Novanta, Inc.*	69	9,897
NVIDIA Corp.	613	266,649
NXP Semiconductors N.V.	64	12,795
Okta, Inc. Cl A*	204	16,628
ON Semiconductor Corp.*	108	10,039
Onto Innovation, Inc.*	84	10,712
Oracle Corp.	391	41,415
Palo Alto Networks, Inc.*	173	40,558
PDF Solutions, Inc.*	296	9,590
Perficient, Inc.*	113	6,538
PTC, Inc.*	207	29,328
Q2 Hldgs., Inc.*	135	4,356
Qorvo, Inc.*	25	2,387
QUALCOMM, Inc.	277	30,764
Qualys, Inc.*	39	5,949
Rambus, Inc.*	155	8,647
Rapid7, Inc.*	207	9,476
Roper Technologies, Inc.	27	13,076
Salesforce, Inc.*	242	49,073
Seagate Technology Hldgs. PLC	48	3,166
ServiceNow, Inc.*	51	28,507
Silicon Laboratories, Inc.*	43	4,983
Skyworks Solutions, Inc.	40	3,944
SolarEdge Technologies, Inc.*	14	1,813
Splunk, Inc.*	145	21,206
Sprinklr, Inc. Cl A*	217	3,003
Super Micro Computer, Inc.*	65	17,824
Synaptics, Inc.*	72	6,440
Synopsys, Inc.*	82	37,636
TE Connectivity Ltd.	78	9,635
Teledyne Technologies, Inc.*	114	46,578
Tenable Hldgs., Inc.*	163	7,302
Teradyne, Inc.	315	31,645
Texas Instruments, Inc.	225	35,777
Trimble, Inc.*	62	3,339
TTM Technologies, Inc.*	571	7,355
Tyler Technologies, Inc.*	11	4,248
Varonis Systems, Inc. Cl B*	243	7,421
VeriSign, Inc.*	23	4,658
Viasat, Inc.*	1,819	33,579
Western Digital Corp.*	80	3,650
Workiva, Inc. Cl A*	71	7,195
Xperi, Inc.*	687	6,774
Zebra Technologies Corp. Cl A*	13	3,075
Zuora, Inc. Cl A*	1,972	16,249

		3,176,160

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

MATERIALS (3.6%)
Air Products & Chemicals, Inc.	56	15,870
Albemarle Corp.	67	11,393
Amcor PLC	365	3,343
Ashland, Inc.	541	44,189
ATI, Inc.*	307	12,633
Avery Dennison Corp.	21	3,836
Avient Corp.	509	17,978
Axalta Coating Systems Ltd.*	485	13,047
Ball Corp.	79	3,933
Celanese Corp. Cl A	25	3,138
CF Industries Hldgs., Inc.	48	4,116
Corteva, Inc.	176	9,004
Crown Hldgs., Inc.	937	82,906
Dow, Inc.	175	9,023
DuPont de Nemours, Inc.	114	8,503
Eastman Chemical Co.	30	2,302
Ecolab, Inc.	63	10,672
FMC Corp.	256	17,144
Freeport-McMoRan, Inc.	569	21,218
Innospec, Inc.	82	8,380
International Flavors & Fragrances, Inc.	64	4,363
International Paper Co.	86	3,050
Kaiser Aluminum Corp.	394	29,652
Linde PLC	121	45,054
Livent Corp.*	221	4,069
LyondellBasell Industries N.V. Cl A	64	6,061
Martin Marietta Materials, Inc.	16	6,568
Materion Corp.	211	21,503
Mosaic Co.	83	2,955
Newmont Corp.	389	14,374
Nucor Corp.	62	9,694
Orion S.A.	344	7,320
Packaging Corp. of America	172	26,411
PPG Industries, Inc.	59	7,658
Sealed Air Corp.	36	1,183
Sherwin-Williams Co.	59	15,048
Steel Dynamics, Inc.	169	18,120
Vulcan Materials Co.	121	24,444
Westrock Co.	64	2,291

		552,446

REAL ESTATE (4.0%)
Alexander’s, Inc.	37	6,743
Alexandria Real Estate Equities, Inc.	211	21,121
American Tower Corp.	116	19,076
Americold Realty Trust, Inc.	307	9,336
Apartment Income REIT Corp.	580	17,806
Apartment Investment & Management Co. Cl A*	1,561	10,615
AvalonBay Communities, Inc.	144	24,731
Boston Properties, Inc.	36	2,141
Brandywine Realty Trust	712	3,232
Camden Property Trust	154	14,565
CBRE Group, Inc. Cl A*	77	5,687
CoStar Group, Inc.*	101	7,766
Cousins Properties, Inc.	514	10,470
Crown Castle, Inc.	108	9,939
CTO Realty Growth, Inc.	421	6,824
Digital Realty Trust, Inc.	75	9,077

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Easterly Government Properties, Inc. Cl A	1,056	12,070
EastGroup Properties, Inc.	36	5,995
Equinix, Inc.	24	17,430
Equity Commonwealth	774	14,218
Equity Residential	86	5,049
Essex Property Trust, Inc.	16	3,393
Extra Space Storage, Inc.	122	14,833
Federal Realty Investment Trust	19	1,722
Gaming & Leisure Properties, Inc.	409	18,630
Healthcare Realty Trust, Inc. Cl A	529	8,078
Healthpeak Properties, Inc.	802	14,725
Highwoods Properties, Inc.	408	8,409
Host Hotels & Resorts, Inc.	1,160	18,641
Invitation Homes, Inc.	143	4,532
Iron Mountain, Inc.	73	4,340
Kilroy Realty Corp.	113	3,572
Kimco Realty Corp.	154	2,709
LXP Industrial Trust	1,317	11,721
Mid-America Apartment Communities, Inc.	29	3,731
Phillips Edison & Co., Inc.	152	5,098
Physicians Realty Trust	1,352	16,481
PotlatchDeltic Corp.	612	27,779
Prologis, Inc.	229	25,696
Public Storage	40	10,541
Realty Income Corp.	369	18,428
Regency Centers Corp.	41	2,437
Ryman Hospitality Properties, Inc.	89	7,412
Sabra Health Care REIT, Inc.	1,467	20,450
SBA Communications Corp. Cl A	111	22,219
Simon Property Group, Inc.	82	8,858
Sun Communities, Inc.	94	11,124
UDR, Inc.	76	2,711
Ventas, Inc.	300	12,639
VICI Properties, Inc. Cl A	252	7,333
Welltower, Inc.	453	37,110
Weyerhaeuser Co.	758	23,240

		612,483

UTILITIES (3.4%)
AES Corp.	734	11,157
Alliant Energy Corp.	63	3,052
Ameren Corp.	301	22,524
American Electric Power Co., Inc.	128	9,628
American Water Works Co., Inc.	49	6,068
Atmos Energy Corp.	137	14,512
Avista Corp.	430	13,919
Black Hills Corp.	394	19,933
CenterPoint Energy, Inc.	157	4,215
Chesapeake Utilities Corp.	90	8,798
CMS Energy Corp.	73	3,877
Consolidated Edison, Inc.	86	7,356
Constellation Energy Corp.	80	8,726
Dominion Energy, Inc.	208	9,291
DTE Energy Co.	189	18,764
Duke Energy Corp.	191	16,858
Edison International	96	6,076
Entergy Corp.	198	18,315

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Evergy, Inc.	798	40,459
Eversource Energy	87	5,059
Exelon Corp.	247	9,334
FirstEnergy Corp.	128	4,375
IDACORP, Inc.	186	17,419
NextEra Energy, Inc.	502	28,760
NiSource, Inc.	1,208	29,813
NorthWestern Corp.	297	14,274
NRG Energy, Inc.	681	26,232
PG&E Corp.*	519	8,372
Pinnacle West Capital Corp.	29	2,137
Portland General Electric Co.	380	15,382
PPL Corp.	572	13,476
Public Svc. Enterprise Group, Inc.	494	28,114
Sempra	364	24,763
Southern Co.	271	17,539
Spire, Inc.	214	12,108
WEC Energy Group, Inc.	79	6,363
Xcel Energy, Inc.	137	7,839

		514,887

TOTAL COMMON STOCKS (Cost: $12,935,401) 98.8%		14,953,202

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.2%)
Citibank, New York Time Deposit	4.58	10/02/23	186,776	186,776

TOTAL TEMPORARY CASH INVESTMENT (Cost: $186,776) 1.2%				186,776

TOTAL INVESTMENTS (Cost: $13,122,177) 100.0%				15,139,978

OTHER NET ASSETS -0.0% (2)				(5,041)

NET ASSETS 100.0%				$15,134,937

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (2.7%)
EchoStar Corp. Cl A*	3,155	52,846
TEGNA, Inc.	12,317	179,459

		232,305

CONSUMER DISCRETIONARY (9.6%)
Bloomin’ Brands, Inc.	7,304	179,605
Capri Hldgs. Ltd.*	2,166	113,953
Golden Entertainment, Inc.	2,242	76,632
Marriott Vacations Worldwide Corp.	1,192	119,951
Sonic Automotive, Inc. Cl A	2,903	138,647
Taylor Morrison Home Corp. Cl A*	4,983	212,326

		841,114

CONSUMER STAPLES (3.9%)
Crimson Wine Group Ltd.*	13,022	78,197
TreeHouse Foods, Inc.*	6,022	262,439

		340,636

ENERGY (7.8%)
ChampionX Corp.	8,747	311,568
EQT Corp.	4,306	174,738
Murphy Oil Corp.	972	44,080
Ovintiv, Inc.	3,251	154,650

		685,036

FINANCIALS (22.7%)
American Equity Investment Life Hldg. Co.	2,176	116,721
Argo Group International Hldgs. Ltd.	1,753	52,310
Bank of Marin Bancorp	1,534	28,041
Banner Corp.	2,782	117,901
Brookline Bancorp, Inc.	8,973	81,744
Dime Community Bancshares, Inc.	2,105	42,016
Eastern Bankshares, Inc.	12,264	153,791
Ellington Financial, Inc.	8,371	104,386
Enterprise Financial Svcs. Corp.	3,121	117,037
Essent Group Ltd.	3,639	172,088
First Interstate BancSystem, Inc. Cl A	4,848	120,909
Green Dot Corp. Cl A*	3,906	54,411
Hancock Whitney Corp.	3,613	133,645
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	793	16,812
Home BancShares, Inc.	5,979	125,200
Moelis & Co. Cl A	1,306	58,940
Selective Insurance Group, Inc.	1,928	198,912
Stifel Financial Corp.	867	53,268
Stock Yards Bancorp, Inc.	1,989	78,148
TriCo Bancshares	2,063	66,078
UMB Financial Corp.	1,490	92,454

		1,984,812

HEALTH CARE (5.5%)
Avidity Biosciences, Inc.*	2,711	17,296

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

BioCryst Pharmaceuticals, Inc.*	4,564	32,313
Heron Therapeutics, Inc.*	4,602	4,740
Krystal Biotech, Inc.*	296	34,336
NanoString Technologies, Inc.*	2,182	3,753
NextGen Healthcare, Inc.*	6,883	163,334
Orthofix Medical, Inc.*	3,137	40,342
Supernus Pharmaceuticals, Inc.*	4,644	128,035
Vericel Corp.*	1,720	57,654

		481,803

INDUSTRIALS (23.0%)
Arcosa, Inc.	2,333	167,743
Deluxe Corp.	7,565	142,903
Ducommun, Inc.*	967	42,074
Encore Wire Corp.	451	82,290
EnPro Industries, Inc.	1,883	228,201
ICF International, Inc.	1,036	125,159
KBR, Inc.	1,427	84,107
Miller Industries, Inc.	6,393	250,670
Mueller Industries, Inc.	4,483	336,942
UFP Industries, Inc.	2,256	231,014
VSE Corp.	4,260	214,874
Werner Enterprises, Inc.	2,603	101,387

		2,007,364

INFORMATION TECHNOLOGY (4.3%)
Adeia, Inc.	9,165	97,882
Cohu, Inc.*	952	32,787
Digi International, Inc.*	1,417	38,259
MaxLinear, Inc. Cl A*	1,679	37,358
TTM Technologies, Inc.*	2,974	38,305
Viasat, Inc.*	2,900	53,534
Xperi, Inc.*	3,581	35,308
Zuora, Inc. Cl A*	4,774	39,338

		372,771

MATERIALS (3.6%)
Avient Corp.	1,857	65,589
Kaiser Aluminum Corp.	2,052	154,434
Materion Corp.	889	90,598

		310,621

REAL ESTATE (8.5%)
Alexander’s, Inc.	122	22,232
Apartment Investment & Management Co. Cl A*	8,126	55,257
Cousins Properties, Inc.	2,676	54,510
CTO Realty Growth, Inc.	2,188	35,467
Easterly Government Properties, Inc. Cl A	5,493	62,785
Equity Commonwealth	4,029	74,013
Highwoods Properties, Inc.	2,121	43,714
LXP Industrial Trust	6,850	60,965
Physicians Realty Trust	7,028	85,671
PotlatchDeltic Corp.	3,186	144,613
Sabra Health Care REIT, Inc.	7,633	106,404

		745,631

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

UTILITIES (4.5%)
Avista Corp.			2,242	72,573
Black Hills Corp.			2,049	103,659
NorthWestern Corp.			1,550	74,493
Portland General Electric Co.			1,979	80,110
Spire, Inc.			1,110	62,804

				393,639

TOTAL COMMON STOCKS (Cost: $9,486,861) 96.1%				8,395,732

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (3.8%)
Citibank, New York Time Deposit	4.58	10/02/23	331,652	331,652

TOTAL TEMPORARY CASH INVESTMENT (Cost: $331,652) 3.8%				331,652

TOTAL INVESTMENTS (Cost: $9,818,513) 99.9%				8,727,384

OTHER NET ASSETS 0.1%				6,175

NET ASSETS 100.0%				$8,733,559

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (0.7%)
IMAX Corp.*	2,595	50,135
ZipRecruiter, Inc. Cl A*	1,504	18,033

		68,168

CONSUMER DISCRETIONARY (10.8%)
Bloomin’ Brands, Inc.	5,350	131,557
Everi Hldgs., Inc.*	6,708	88,680
Five Below, Inc.*	372	59,855
Fox Factory Hldg. Corp.*	900	89,172
Golden Entertainment, Inc.	3,878	132,550
Marriott Vacations Worldwide Corp.	342	34,415
Murphy USA, Inc.	88	30,072
Ollie’s Bargain Outlet Hldgs., Inc.*	1,596	123,179
Skyline Champion Corp.*	973	62,000
Sonic Automotive, Inc. Cl A	1,361	65,001
Steven Madden Ltd.	1,498	47,592
Taylor Morrison Home Corp. Cl A*	1,236	52,666
Valvoline, Inc.	2,350	75,764
XPEL, Inc.*	1,221	94,151

		1,086,654

CONSUMER STAPLES (4.6%)
BJ’s Wholesale Club Hldgs., Inc.*	1,082	77,222
Boston Beer Co., Inc. Cl A*	183	71,284
Coca-Cola Consolidated, Inc.	96	61,087
Freshpet, Inc.*	1,469	96,778
TreeHouse Foods, Inc.*	3,633	158,326

		464,697

ENERGY (5.6%)
ChampionX Corp.	4,614	164,351
Chesapeake Energy Corp.	964	83,126
Northern Oil & Gas, Inc.	5,341	214,868
Southwestern Energy Co.*	15,930	102,748

		565,093

FINANCIALS (7.5%)
First Financial Bankshares, Inc.	3,500	87,920
Flywire Corp.*	1,149	36,642
Goosehead Insurance, Inc. Cl A*	1,325	98,752
Houlihan Lokey, Inc. Cl A	823	88,160
iShares Micro-Cap ETF	765	76,576
iShares Russell 2000 Growth ETF	311	69,711
Lakeland Financial Corp.	805	38,205
PJT Partners, Inc. Cl A	1,138	90,403
Primerica, Inc.	434	84,200
Selective Insurance Group, Inc.	828	85,425

		755,994

HEALTH CARE (20.0%)
Addus HomeCare Corp.*	1,798	153,172
Alkermes PLC*	1,509	42,267
Amicus Therapeutics, Inc.*	3,997	48,603
AMN Healthcare Svcs., Inc.*	1,026	87,395
Amphastar Pharmaceuticals, Inc.*	1,998	91,888
Apellis Pharmaceuticals, Inc.*	998	37,964
Arrowhead Pharmaceuticals, Inc.*	961	25,822
Axsome Therapeutics, Inc.*	875	61,154
Blueprint Medicines Corp.*	678	34,049
Collegium Pharmaceutical, Inc.*	2,671	59,697
CONMED Corp.	641	64,645

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Corcept Therapeutics, Inc.*	2,253	61,383
Halozyme Therapeutics, Inc.*	1,593	60,853
HealthEquity, Inc.*	1,032	75,388
Insmed, Inc.*	2,279	57,545
Inspire Medical Systems, Inc.*	89	17,661
Intra-Cellular Therapies, Inc.*	1,253	65,269
iRhythm Technologies, Inc.*	582	54,859
Karuna Therapeutics, Inc.*	184	31,112
Krystal Biotech, Inc.*	465	53,940
Lantheus Hldgs., Inc.*	1,171	81,361
LeMaitre Vascular, Inc.	852	46,417
Madrigal Pharmaceuticals, Inc.*	307	44,834
ModivCare, Inc.*	656	20,670
Neogen Corp.*	2,969	55,045
NextGen Healthcare, Inc.*	3,789	89,913
Omnicell, Inc.*	833	37,518
OrthoPediatrics Corp.*	1,035	33,120
Roivant Sciences Ltd.*	2,895	33,814
Shockwave Medical, Inc.*	139	27,675
Silk Road Medical, Inc.*	1,666	24,973
Simulations Plus, Inc.	1,581	65,928
STAAR Surgical Co.*	605	24,309
Supernus Pharmaceuticals, Inc.*	2,454	67,657
Tactile Systems Technology, Inc.*	2,415	33,931
Tenet Healthcare Corp.*	1,060	69,843
Vericel Corp.*	1,695	56,816
Xencor, Inc.*	1,033	20,815

		2,019,305

INDUSTRIALS (21.7%)
Atkore, Inc.*	751	112,042
Bloom Energy Corp. Cl A*	5,043	66,870
Casella Waste Systems, Inc. Cl A*	1,309	99,877
Chart Industries, Inc.*	1,180	199,562
Ducommun, Inc.*	951	41,378
EMCOR Group, Inc.	867	182,408
ESCO Technologies, Inc.	1,956	204,285
ExlService Hldgs., Inc.*	2,190	61,408
Federal Signal Corp.	3,250	194,122
Franklin Electric Co., Inc.	1,267	113,054
Huron Consulting Group, Inc.*	1,357	141,345
ICF International, Inc.	1,347	162,731
Janus International Group, Inc.*	3,778	40,425
Korn Ferry	1,141	54,129
Masonite International Corp.*	1,082	100,864
Maximus, Inc.	756	56,458
Mercury Systems, Inc.*	1,709	63,387
Montrose Environmental Group, Inc.*	936	27,387
Saia, Inc.*	228	90,892
UFP Industries, Inc.	1,078	110,387
Vicor Corp.*	1,004	59,125

		2,182,136

INFORMATION TECHNOLOGY (20.7%)
Advanced Energy Industries, Inc.	609	62,800
Altair Engineering, Inc. Cl A*	926	57,931
Asana, Inc. Cl A*	1,657	30,340
Axcelis Technologies, Inc.*	298	48,589
BlackLine, Inc.*	694	38,496

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

C3.ai, Inc. Cl A*	2,053	52,393
Calix, Inc.*	1,165	53,404
Couchbase, Inc.*	1,998	34,286
Credo Technology Group Hldg. Ltd.*	3,337	50,889
CyberArk Software Ltd.*	430	70,421
Fabrinet*	637	106,137
Five9, Inc.*	1,399	89,956
Grid Dynamics Hldgs., Inc.*	3,524	42,922
Harmonic, Inc.*	5,418	52,175
indie Semiconductor, Inc. Cl A*	8,215	51,754
MaxLinear, Inc. Cl A*	2,551	56,760
Model N, Inc.*	1,490	36,371
Novanta, Inc.*	607	87,068
Onto Innovation, Inc.*	754	96,150
PDF Solutions, Inc.*	2,620	84,888
Perficient, Inc.*	995	57,571
Q2 Hldgs., Inc.*	1,175	37,917
Qualys, Inc.*	322	49,121
Rambus, Inc.*	1,366	76,209
Rapid7, Inc.*	1,819	83,274
Silicon Laboratories, Inc.*	372	43,111
Sprinklr, Inc. Cl A*	1,910	26,434
Super Micro Computer, Inc.*	572	156,854
Synaptics, Inc.*	626	55,989
Tenable Hldgs., Inc.*	1,407	63,034
Varonis Systems, Inc. Cl B*	2,106	64,317
Viasat, Inc.*	1,552	28,650
Workiva, Inc. Cl A*	630	63,844
Zuora, Inc. Cl A*	9,182	75,660

		2,085,715

MATERIALS (3.7%)
ATI, Inc.*	2,708	111,434
Avient Corp.	1,303	46,022
Innospec, Inc.	722	73,788
Livent Corp.*	1,909	35,145
Materion Corp.	382	38,930
Orion S.A.	3,029	64,457

		369,776

REAL ESTATE (1.6%)
EastGroup Properties, Inc.	311	51,791
Phillips Edison & Co., Inc.	1,336	44,809
Ryman Hospitality Properties, Inc.	784	65,292

		161,892

UTILITIES (1.3%)
Chesapeake Utilities Corp.	789	77,125
IDACORP, Inc.	610	57,126

		134,251

TOTAL COMMON STOCKS (Cost: $9,790,670) 98.2%		9,893,681

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.2%)
Citibank, New York Time Deposit	4.58	10/02/23	225,346	225,346

TOTAL TEMPORARY CASH INVESTMENT (Cost: $225,346) 2.2%				225,346

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

TOTAL INVESTMENTS (Cost: $10,016,016) 100.4%	10,119,027

OTHER NET ASSETS -0.4%	(42,688)

NET ASSETS 100.0%	$10,076,339

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.8%)
AMC Networks, Inc. Cl A*	193	2,274
ATN International, Inc.	67	2,114
Cargurus, Inc. Cl A*	551	9,653
Cars.com, Inc.*	392	6,609
Cinemark Hldgs., Inc.*	687	12,606
Cogent Communications Hldgs., Inc.	276	17,084
Consolidated Communications Hldgs., Inc.*	474	1,621
DISH Network Corp. Cl A*	1,574	9,224
EW Scripps Co. Cl A*	373	2,044
Gogo, Inc.*	392	4,677
John Wiley & Sons, Inc. Cl A	270	10,036
Lumen Technologies, Inc.*	6,395	9,081
Madison Square Garden Sports Corp. Cl A	106	18,688
Marcus Corp.	156	2,418
QuinStreet, Inc.*	326	2,924
Scholastic Corp.	177	6,751
Shenandoah Telecommunications Co.	319	6,575
Shutterstock, Inc.	153	5,822
TechTarget, Inc.*	161	4,888
Telephone & Data Systems, Inc.	621	11,370
Thryv Hldgs., Inc.*	193	3,623
TripAdvisor, Inc.*	683	11,324
Yelp, Inc. Cl A*	436	18,133

		179,539

CONSUMER DISCRETIONARY (13.4%)
Abercrombie & Fitch Co. Cl A*	318	17,926
Academy Sports & Outdoors, Inc.	485	22,926
Adtalem Global Education, Inc.*	264	11,312
Advance Auto Parts, Inc.	377	21,086
American Axle & Manufacturing Hldgs., Inc.*	743	5,394
American Eagle Outfitters, Inc.	1,178	19,567
America’s Car-Mart, Inc.*	38	3,458
Asbury Automotive Group, Inc.*	131	30,139
BJ’s Restaurants, Inc.*	150	3,519
Bloomin’ Brands, Inc.	553	13,598
Boot Barn Hldgs., Inc.*	190	15,426
Brinker International, Inc.*	281	8,877
Buckle, Inc.	189	6,311
Caleres, Inc.	216	6,212
Cavco Industries, Inc.*	52	13,814
Century Communities, Inc.	181	12,087
Cheesecake Factory, Inc.	299	9,060
Chico’s FAS, Inc.*	783	5,857
Chuy’s Hldgs., Inc.*	114	4,056
Cracker Barrel Old Country Store, Inc.	141	9,475
Dana, Inc.	815	11,956
Dave & Buster’s Entertainment, Inc.*	218	8,081

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Designer Brands, Inc. Cl A	312	3,950
Dine Brands Global, Inc.	99	4,896
Dorman Products, Inc.*	180	13,637
Ethan Allen Interiors, Inc.	145	4,335
Foot Locker, Inc.	518	8,987
Frontdoor, Inc.*	510	15,601
Gentherm, Inc.*	209	11,340
G-III Apparel Group Ltd.*	257	6,404
Golden Entertainment, Inc.	137	4,683
Green Brick Partners, Inc.*	161	6,683
Group 1 Automotive, Inc.	89	23,915
Guess?, Inc.	173	3,744
Hanesbrands, Inc.	2,220	8,791
Haverty Furniture Cos., Inc.	85	2,446
Hibbett, Inc.	81	3,848
Installed Building Products, Inc.	150	18,733
iRobot Corp.*	175	6,633
Jack in the Box, Inc.	128	8,840
Kontoor Brands, Inc.	317	13,919
La-Z-Boy, Inc.	275	8,492
LCI Industries	161	18,905
Leslie’s, Inc.*	1,167	6,605
LGI Homes, Inc.*	130	12,934
M/I Homes, Inc.*	176	14,791
MarineMax, Inc.*	127	4,168
MDC Hldgs., Inc.	378	15,585
Meritage Homes Corp.	233	28,517
Mister Car Wash, Inc.*	575	3,168
Monarch Casino & Resort, Inc.	86	5,341
Monro, Inc.	199	5,526
Movado Group, Inc.	99	2,708
National Vision Hldgs., Inc.*	496	8,025
Newell Brands, Inc.	2,418	21,835
ODP Corp.*	215	9,922
Oxford Industries, Inc.	94	9,036
Papa John’s International, Inc.	208	14,190
Patrick Industries, Inc.	132	9,908
Perdoceo Education Corp.	416	7,114
Phinia, Inc.	298	7,983
Sabre Corp.*	2,109	9,469
Sally Beauty Hldgs., Inc.*	684	5,732
Shake Shack, Inc. Cl A*	238	13,821
Shoe Carnival, Inc.	115	2,763
Signet Jewelers Ltd.	288	20,681
Six Flags Entertainment Corp.*	454	10,674
Sleep Number Corp.*	134	3,295
Sonic Automotive, Inc. Cl A	101	4,824
Sonos, Inc.*	814	10,509
Standard Motor Products, Inc.	119	4,001
Steven Madden Ltd.	449	14,265
Strategic Education, Inc.	140	10,535
Stride, Inc.*	257	11,573
Sturm Ruger & Co., Inc.	112	5,837

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Tri Pointe Homes, Inc.*	628	17,176
Upbound Group, Inc.	291	8,570
Urban Outfitters, Inc.*	359	11,736
Victoria’s Secret & Co.*	489	8,157
Vista Outdoor, Inc.*	368	12,188
Winnebago Industries, Inc.	192	11,414
Wolverine World Wide, Inc.	505	4,070
XPEL, Inc.*	135	10,410

		857,975

CONSUMER STAPLES (4.9%)
Andersons, Inc.	200	10,302
B&G Foods, Inc.	459	4,539
Calavo Growers, Inc.	113	2,851
Cal-Maine Foods, Inc.	258	12,492
Central Garden & Pet Co.*	60	2,648
Central Garden & Pet Co. Cl A*	260	10,423
Chefs’ Warehouse, Inc.*	224	4,744
Edgewell Personal Care Co.	322	11,901
elf Beauty, Inc.*	346	38,001
Energizer Hldgs., Inc.	422	13,521
Fresh Del Monte Produce, Inc.	214	5,530
Hain Celestial Group, Inc.*	568	5,890
Hostess Brands, Inc. Cl A*	843	28,080
Inter Parfums, Inc.	113	15,180
J&J Snack Foods Corp.	98	16,038
John B Sanfilippo & Son, Inc.	57	5,632
Medifast, Inc.	70	5,239
MGP Ingredients, Inc.	99	10,443
National Beverage Corp.*	148	6,959
Nu Skin Enterprises, Inc. Cl A	317	6,724
PriceSmart, Inc.	164	12,207
Simply Good Foods Co.*	575	19,849
SpartanNash Co.	220	4,840
Tootsie Roll Industries, Inc.	110	3,285
TreeHouse Foods, Inc.*	326	14,207
United Natural Foods, Inc.*	372	5,260
Universal Corp.	156	7,365
USANA Health Sciences, Inc.*	72	4,220
Vector Group Ltd.	841	8,948
WD-40 Co.	86	17,479

		314,797

ENERGY (5.3%)
Archrock, Inc.	874	11,012
Bristow Group, Inc.*	152	4,282
California Resources Corp.	411	23,020
Callon Petroleum Co.*	355	13,888
Comstock Resources, Inc.	583	6,430
CONSOL Energy, Inc.	183	19,198
Core Laboratories, Inc.	296	7,107
CVR Energy, Inc.	185	6,295
Dorian LPG Ltd.	215	6,177
Dril-Quip, Inc.*	217	6,113
Green Plains, Inc.*	378	11,378

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Helix Energy Solutions Group, Inc.*	899	10,042
Helmerich & Payne, Inc.	631	26,603
Liberty Energy, Inc. Cl A	984	18,224
Nabors Industries Ltd.*	57	7,019
Northern Oil & Gas, Inc.	531	21,362
Oceaneering International, Inc.*	639	16,435
Oil States International, Inc.*	405	3,390
Par Pacific Hldgs., Inc.*	356	12,795
Patterson-UTI Energy, Inc.	2,034	28,151
ProPetro Hldg. Corp.*	551	5,857
REX American Resources Corp.*	96	3,909
RPC, Inc.	540	4,828
SM Energy Co.	753	29,856
Talos Energy, Inc.*	638	10,489
US Silica Hldgs., Inc.*	489	6,866
Vital Energy, Inc.*	106	5,874
World Kinect Corp.	382	8,568

		335,168

FINANCIALS (20.1%)
Ambac Financial Group, Inc.*	287	3,461
American Equity Investment Life Hldg. Co.	392	21,027
Ameris Bancorp	412	15,817
AMERISAFE, Inc.	122	6,109
Apollo Commercial Real Estate Finance, Inc.	825	8,357
Arbor Realty Trust, Inc.	1,183	17,958
ARMOUR Residential REIT, Inc.	1,449	6,158
Artisan Partners Asset Management, Inc. Cl A	434	16,240
Assured Guaranty Ltd.	353	21,364
Atlantic Union Bankshares Corp.	476	13,699
Avantax, Inc.*	233	5,960
Axos Financial, Inc.*	333	12,607
B Riley Financial, Inc.	105	4,304
Banc of California, Inc.	332	4,110
BancFirst Corp.	92	7,979
Bancorp, Inc.*	344	11,868
Bank of Hawaii Corp.	252	12,522
BankUnited, Inc.	472	10,714
Banner Corp.	218	9,239
Berkshire Hills Bancorp, Inc.	279	5,594
Blackstone Mortgage Trust, Inc. Cl A	1,093	23,773
Bread Financial Hldgs., Inc.	319	10,910
Brightsphere Investment Group, Inc.	205	3,975
Brookline Bancorp, Inc.	563	5,129
Capitol Federal Financial, Inc.	804	3,835
Cathay General Bancorp	460	15,990
Central Pacific Financial Corp.	172	2,869
City Hldg. Co.	95	8,583
Community Bank System, Inc.	340	14,351
Customers Bancorp, Inc.*	179	6,167
CVB Financial Corp.	840	13,919
Dime Community Bancshares, Inc.	222	4,431
Donnelley Financial Solutions, Inc.*	158	8,892
Eagle Bancorp, Inc.	190	4,076

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Ellington Financial, Inc.	432	5,387
Employers Hldgs., Inc.	165	6,592
Encore Capital Group, Inc.*	149	7,116
Enova International, Inc.*	195	9,920
EVERTEC, Inc.	410	15,244
EZCORP, Inc. Cl A*	331	2,731
FB Financial Corp.	223	6,324
First BanCorp.	1,131	15,223
First Bancorp/Southern Pines NC	261	7,345
First Commonwealth Financial Corp.	650	7,937
First Financial Bancorp	604	11,838
First Hawaiian, Inc.	810	14,621
Franklin BSP Realty Trust, Inc.	522	6,911
Fulton Financial Corp.	1,041	12,607
Genworth Financial, Inc. Cl A*	2,938	17,217
Goosehead Insurance, Inc. Cl A*	152	11,329
Green Dot Corp. Cl A*	286	3,984
Hanmi Financial Corp.	193	3,132
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	680	14,416
HCI Group, Inc.	39	2,117
Heritage Financial Corp.	222	3,621
Hilltop Hldgs., Inc.	293	8,310
Hope Bancorp, Inc.	761	6,735
Horace Mann Educators Corp.	259	7,609
Independent Bank Corp.	280	13,745
Independent Bank Group, Inc.	228	9,017
Invesco Mortgage Capital, Inc.	283	2,833
iShares Core S&P Small-Cap ETF	1,669	157,437
Jackson Financial, Inc. Cl A	463	17,696
James River Group Hldgs. Ltd.	239	3,669
KKR Real Estate Finance Trust, Inc.	368	4,368
Lakeland Financial Corp.	161	7,641
Lincoln National Corp.	1,076	26,566
Mercury General Corp.	169	4,737
Moelis & Co. Cl A	422	19,045
Mr Cooper Group, Inc.*	424	22,709
National Bank Hldgs. Corp. Cl A	239	7,113
Navient Corp.	556	9,574
NBT Bancorp, Inc.	300	9,507
New York Mortgage Trust, Inc.	579	4,916
NMI Hldgs., Inc. Cl A*	522	14,141
Northfield Bancorp, Inc.	251	2,372
Northwest Bancshares, Inc.	806	8,245
OFG Bancorp	299	8,928
Pacific Premier Bancorp, Inc.	608	13,230
PacWest Bancorp	752	5,948
Palomar Hldgs., Inc.*	157	7,968
Park National Corp.	91	8,601
Pathward Financial, Inc.	166	7,651
Payoneer Global, Inc.*	1,641	10,043
PennyMac Mortgage Investment Trust	550	6,820
Piper Sandler Cos.	95	13,804
PRA Group, Inc.*	249	4,783

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Preferred Bank	83	5,167
ProAssurance Corp.	330	6,234
PROG Hldgs., Inc.*	290	9,631
Provident Financial Svcs., Inc.	479	7,324
Radian Group, Inc.	999	25,085
Ready Capital Corp.	1,002	10,130
Redwood Trust, Inc.	724	5,162
Renasant Corp.	356	9,324
S&T Bancorp, Inc.	243	6,580
Safety Insurance Group, Inc.	94	6,410
Seacoast Banking Corp. of Florida	540	11,858
ServisFirst Bancshares, Inc.	311	16,225
Simmons First National Corp. Cl A	801	13,585
SiriusPoint Ltd.*	561	5,705
Southside Bancshares, Inc.	184	5,281
Stellar Bancorp, Inc.	298	6,353
Stewart Information Svcs. Corp.	174	7,621
StoneX Group, Inc.*	113	10,952
Tompkins Financial Corp.	79	3,870
Triumph Financial, Inc.*	137	8,876
Trupanion, Inc.*	226	6,373
TrustCo Bank Corp.	121	3,302
Trustmark Corp.	387	8,410
Two Harbors Investment Corp.	610	8,076
United Community Banks, Inc.	754	19,159
United Fire Group, Inc.	135	2,666
Veritex Hldgs., Inc.	344	6,175
Virtus Investment Partners, Inc.	44	8,888
Walker & Dunlop, Inc.	212	15,739
Washington Federal, Inc.	411	10,530
Westamerica BanCorp	169	7,309
WisdomTree, Inc.	725	5,075
World Acceptance Corp.*	22	2,795
WSFS Financial Corp.	387	14,126

		1,283,356

HEALTH CARE (9.6%)
AdaptHealth Corp. Cl A*	518	4,714
Addus HomeCare Corp.*	103	8,775
Agiliti, Inc.*	223	1,447
AMN Healthcare Svcs., Inc.*	241	20,528
Amphastar Pharmaceuticals, Inc.*	242	11,130
ANI Pharmaceuticals, Inc.*	102	5,922
Apollo Medical Hldgs., Inc.*	267	8,237
Arcus Biosciences, Inc.*	340	6,103
Artivion, Inc.*	247	3,745
Avanos Medical, Inc.*	297	6,005
Avid Bioservices, Inc.*	398	3,757
BioLife Solutions, Inc.*	218	3,011
Catalyst Pharmaceuticals, Inc.*	636	7,435
Certara, Inc.*	679	9,873
Collegium Pharmaceutical, Inc.*	220	4,917
Community Health Systems, Inc.*	807	2,340
CONMED Corp.	195	19,666

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Corcept Therapeutics, Inc.*	573	15,611
CorVel Corp.*	58	11,406
Cross Country Healthcare, Inc.*	214	5,305
Cytek Biosciences, Inc.*	632	3,489
Cytokinetics, Inc.*	609	17,941
Dynavax Technologies Corp.*	817	12,067
Embecta Corp.	364	5,478
Enhabit, Inc.*	318	3,578
Ensign Group, Inc.	357	33,176
Fortrea Hldgs., Inc.*	562	16,068
Fulgent Genetics, Inc.*	129	3,449
Glaukos Corp.*	309	23,252
Harmony Biosciences Hldgs., Inc.*	213	6,980
HealthStream, Inc.	154	3,323
Innoviva, Inc.*	363	4,715
Integer Hldgs. Corp.*	211	16,549
Ironwood Pharmaceuticals, Inc. Cl A*	871	8,388
iTeos Therapeutics, Inc.*	169	1,851
LeMaitre Vascular, Inc.	126	6,865
Ligand Pharmaceuticals, Inc.*	104	6,232
Merit Medical Systems, Inc.*	366	25,261
Mesa Laboratories, Inc.	33	3,467
ModivCare, Inc.*	78	2,458
Myriad Genetics, Inc.*	520	8,341
NeoGenomics, Inc.*	809	9,951
NextGen Healthcare, Inc.*	344	8,163
OmniAb, Inc. Cl CR3*	49	0	††
OmniAb, Inc. Cl CR4*	49	0	††
Omnicell, Inc.*	287	12,926
OraSure Technologies, Inc.*	466	2,763
Orthofix Medical, Inc.*	233	2,996
Owens & Minor, Inc.*	486	7,854
Pacira BioSciences, Inc.*	295	9,051
Pediatrix Medical Group, Inc.*	525	6,673
Phibro Animal Health Corp. Cl A	129	1,647
Premier, Inc. Cl A	756	16,254
Prestige Consumer Healthcare, Inc.*	314	17,958
Privia Health Group, Inc.*	648	14,904
RadNet, Inc.*	383	10,797
REGENXBIO, Inc.*	257	4,230
Schrodinger, Inc.*	346	9,781
Select Medical Hldgs. Corp.	661	16,703
Simulations Plus, Inc.	101	4,212
STAAR Surgical Co.*	308	12,375
Supernus Pharmaceuticals, Inc.*	346	9,539
Tandem Diabetes Care, Inc.*	413	8,578
UFP Technologies, Inc.*	45	7,265
US Physical Therapy, Inc.	95	8,714
Varex Imaging Corp.*	256	4,810
Veradigm, Inc.*	693	9,106
Vericel Corp.*	302	10,123
Vir Biotechnology, Inc.*	545	5,107
Xencor, Inc.*	385	7,758

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

		613,093

INDUSTRIALS (16.8%)
3D Systems Corp.*	847	4,159
AAON, Inc.	430	24,454
AAR Corp.*	211	12,561
ABM Industries, Inc.	420	16,804
AeroVironment, Inc.*	166	18,514
Alamo Group, Inc.	66	11,409
Albany International Corp. Cl A	198	17,083
Allegiant Travel Co.	96	7,379
American Woodmark Corp.*	104	7,863
Apogee Enterprises, Inc.	140	6,591
Applied Industrial Technologies, Inc.	245	37,879
ArcBest Corp.	152	15,451
Arcosa, Inc.	309	22,217
Astec Industries, Inc.	144	6,784
AZZ, Inc.	159	7,247
Barnes Group, Inc.	321	10,904
Boise Cascade Co.	251	25,863
Brady Corp. Cl A	291	15,982
CIRCOR International, Inc.*	129	7,192
Comfort Systems USA, Inc.	227	38,683
CoreCivic, Inc.*	721	8,111
CSG Systems International, Inc.	193	9,866
Deluxe Corp.	277	5,232
DXP Enterprises, Inc.*	88	3,075
Dycom Industries, Inc.*	186	16,554
Encore Wire Corp.	107	19,523
Enerpac Tool Group Corp. Cl A	356	9,409
EnPro Industries, Inc.	133	16,118
Enviri Corp.*	506	3,653
ESCO Technologies, Inc.	164	17,128
Federal Signal Corp.	387	23,115
Forrester Research, Inc.*	74	2,139
Forward Air Corp.	163	11,205
Franklin Electric Co., Inc.	252	22,486
GEO Group, Inc.*	800	6,544
Gibraltar Industries, Inc.*	193	13,029
GMS, Inc.*	259	16,568
Granite Construction, Inc.	279	10,608
Greenbrier Cos., Inc.	196	7,840
Griffon Corp.	260	10,314
Hawaiian Hldgs., Inc.*	328	2,076
Hayward Hldgs., Inc.*	802	11,308
Healthcare Svcs. Group, Inc.	471	4,913
Heartland Express, Inc.	291	4,275
Heidrick & Struggles International, Inc.	127	3,178
Hillenbrand, Inc.	444	18,786
HNI Corp.	295	10,216
Hub Group, Inc. Cl A*	199	15,629
Insteel Industries, Inc.	123	3,993
Interface, Inc. Cl A	369	3,620
JetBlue Airways Corp.*	2,114	9,724

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

John Bean Technologies Corp.	202	21,238
Kaman Corp.	179	3,517
Kelly Svcs., Inc. Cl A	203	3,693
Kennametal, Inc.	506	12,589
Korn Ferry	340	16,130
Lindsay Corp.	70	8,238
Liquidity Svcs., Inc.*	142	2,502
Marten Transport Ltd.	366	7,214
Masterbrand, Inc.*	810	9,841
Matson, Inc.	224	19,873
Matthews International Corp. Cl A	193	7,510
Mercury Systems, Inc.*	325	12,054
MillerKnoll, Inc.	480	11,736
Moog, Inc. Cl A	182	20,559
Mueller Industries, Inc.	360	27,058
MYR Group, Inc.*	106	14,285
National Presto Industries, Inc.	34	2,464
NOW, Inc.*	677	8,036
NV5 Global, Inc.*	81	7,795
OPENLANE, Inc.*	694	10,354
PGT Innovations, Inc.*	370	10,267
Pitney Bowes, Inc.	972	2,935
Powell Industries, Inc.	58	4,808
Proto Labs, Inc.*	166	4,382
Quanex Building Products Corp.	209	5,888
Resideo Technologies, Inc.*	937	14,805
Resources Connection, Inc.	203	3,027
RXO, Inc.*	742	14,640
SkyWest, Inc.*	267	11,198
SPX Technologies, Inc.*	289	23,525
Standex International Corp.	75	10,927
Sun Country Airlines Hldgs., Inc.*	256	3,799
SunPower Corp. Cl A*	545	3,363
Tennant Co.	118	8,750
Titan International, Inc.*	326	4,378
Trinity Industries, Inc.	519	12,638
Triumph Group, Inc.*	487	3,730
TrueBlue, Inc.*	197	2,890
TTEC Hldgs., Inc.	120	3,146
UniFirst Corp.	96	15,649
Veritiv Corp.	86	14,525
Verra Mobility Corp. Cl A*	1,077	20,140
Viad Corp.*	132	3,458
Wabash National Corp.	298	6,294

		1,071,102

INFORMATION TECHNOLOGY (12.5%)
A10 Networks, Inc.	442	6,643
Adeia, Inc.	677	7,230
ADTRAN Hldgs., Inc.	449	3,695
Advanced Energy Industries, Inc.	239	24,646
Agilysys, Inc.*	129	8,535
Alarm.com Hldgs., Inc.*	317	19,381
Alpha & Omega Semiconductor Ltd.*	142	4,237

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Arlo Technologies, Inc.*	597	6,149
Avid Technology, Inc.*	215	5,777
Axcelis Technologies, Inc.*	208	33,914
Badger Meter, Inc.	186	26,760
Benchmark Electronics, Inc.	226	5,483
Cerence, Inc.*	256	5,215
CEVA, Inc.*	150	2,908
Clearfield, Inc.*	82	2,350
Cohu, Inc.*	302	10,401
Consensus Cloud Solutions, Inc.*	116	2,921
Corsair Gaming, Inc.*	274	3,981
CTS Corp.	199	8,306
Digi International, Inc.*	228	6,156
Digital Turbine, Inc.*	574	3,473
Diodes, Inc.*	290	22,864
DoubleVerify Hldgs., Inc.*	797	22,276
Ebix, Inc.	155	1,531
ePlus, Inc.*	171	10,862
Extreme Networks, Inc.*	811	19,634
Fabrinet*	230	38,323
FormFactor, Inc.*	493	17,225
Harmonic, Inc.*	710	6,837
Ichor Hldgs. Ltd.*	186	5,759
Insight Enterprises, Inc.*	192	27,936
InterDigital, Inc.	168	13,480
Itron, Inc.*	288	17,447
Knowles Corp.*	578	8,560
Kulicke & Soffa Industries, Inc.	358	17,410
LiveRamp Hldgs., Inc.*	420	12,113
MaxLinear, Inc. Cl A*	467	10,391
Methode Electronics, Inc.	228	5,210
N-able, Inc.*	440	5,676
NetScout Systems, Inc.*	458	12,833
OneSpan, Inc.*	228	2,451
Onto Innovation, Inc.*	311	39,659
OSI Systems, Inc.*	98	11,568
PC Connection, Inc.	72	3,843
PDF Solutions, Inc.*	194	6,286
Perficient, Inc.*	221	12,787
Photronics, Inc.*	397	8,023
Plexus Corp.*	174	16,179
Progress Software Corp.	275	14,460
Rambus, Inc.*	692	38,607
Rogers Corp.*	106	13,936
Sanmina Corp.*	363	19,704
ScanSource, Inc.*	158	4,789
Semtech Corp.*	406	10,455
SiTime Corp.*	109	12,453
SMART Global Hldgs., Inc.*	318	7,743
SPS Commerce, Inc.*	233	39,752
TTM Technologies, Inc.*	659	8,488

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Ultra Clean Hldgs., Inc.*	284	8,426
Veeco Instruments, Inc.*	358	10,063
Viasat, Inc.*	472	8,713
Viavi Solutions, Inc.*	1,411	12,897
Xerox Hldgs. Corp.	718	11,265
Xperi, Inc.*	275	2,712

		799,787

MATERIALS (5.1%)
AdvanSix, Inc.	173	5,377
American Vanguard Corp.	173	1,891
ATI, Inc.*	816	33,578
Balchem Corp.	205	25,428
Carpenter Technology Corp.	308	20,701
Century Aluminum Co.*	328	2,358
Clearwater Paper Corp.*	106	3,842
Compass Minerals International, Inc.	214	5,981
Hawkins, Inc.	122	7,180
Haynes International, Inc.	81	3,768
HB Fuller Co.	342	23,465
Ingevity Corp.*	214	10,189
Innospec, Inc.	158	16,148
Kaiser Aluminum Corp.	102	7,677
Koppers Hldgs., Inc.	132	5,221
Livent Corp.*	1,140	20,987
Materion Corp.	131	13,350
Mativ Hldgs., Inc.	347	4,948
Mercer International, Inc.	279	2,394
Minerals Technologies, Inc.	206	11,281
Myers Industries, Inc.	234	4,196
O-I Glass, Inc.*	984	16,462
Olympic Steel, Inc.	63	3,541
Quaker Chemical Corp.	88	14,080
Sensient Technologies Corp.	268	15,673
Stepan Co.	135	10,121
SunCoke Energy, Inc.	531	5,390
Sylvamo Corp.	226	9,930
TimkenSteel Corp.*	245	5,321
Warrior Met Coal, Inc.	330	16,856

		327,334

REAL ESTATE (7.6%)
Acadia Realty Trust	604	8,667
Alexander & Baldwin, Inc.	461	7,713
American Assets Trust, Inc.	308	5,991
Anywhere Real Estate, Inc.*	701	4,507
Apple Hospitality REIT, Inc.	1,350	20,709
Armada Hoffler Properties, Inc.	431	4,413
Brandywine Realty Trust	1,092	4,958
CareTrust REIT, Inc.	631	12,936
Centerspace	95	5,725
Chatham Lodging Trust	310	2,967
Community Healthcare Trust, Inc.	157	4,663
Cushman & Wakefield PLC*	1,067	8,131
DiamondRock Hospitality Co.	1,330	10,680

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Douglas Emmett, Inc.	1,058	13,500
Easterly Government Properties, Inc. Cl A	593	6,778
Elme Communities	557	7,597
Essential Properties Realty Trust, Inc.	990	21,414
eXp World Hldgs., Inc.	487	7,909
Four Corners Property Trust, Inc.	575	12,759
Getty Realty Corp.	292	8,097
Global Net Lease, Inc.	1,233	11,849
Highwoods Properties, Inc.	670	13,809
Hudson Pacific Properties, Inc.	805	5,353
Innovative Industrial Properties, Inc. Cl A	178	13,468
JBG SMITH Properties	597	8,633
Kennedy-Wilson Hldgs., Inc.	752	11,084
LTC Properties, Inc.	263	8,450
LXP Industrial Trust	1,857	16,527
Macerich Co.	1,366	14,903
Marcus & Millichap, Inc.	151	4,430
NexPoint Residential Trust, Inc.	145	4,666
Outfront Media, Inc.	922	9,312
Pebblebrook Hotel Trust	765	10,396
Phillips Edison & Co., Inc.	745	24,987
Retail Opportunity Investments Corp.	799	9,892
RPT Realty	506	5,343
Safehold, Inc.	284	5,055
Saul Centers, Inc.	83	2,927
Service Properties Trust	1,050	8,075
SITE Centers Corp.	1,142	14,081
SL Green Realty Corp.	409	15,256
St Joe Co.	226	12,279
Summit Hotel Properties, Inc.	683	3,961
Sunstone Hotel Investors, Inc.	1,315	12,295
Tanger Factory Outlet Centers, Inc.	667	15,074
Uniti Group, Inc.	1,514	7,146
Universal Health Realty Income Trust	81	3,275
Urban Edge Properties	746	11,384
Veris Residential, Inc.	508	8,382
Whitestone REIT Cl B	298	2,870
Xenia Hotels & Resorts, Inc.	681	8,022

		483,298

UTILITIES (1.8%)
American States Water Co.	235	18,490
Avista Corp.	486	15,732
California Water Service Group	366	17,315
Chesapeake Utilities Corp.	113	11,046
Middlesex Water Co.	113	7,486
Northwest Natural Hldg. Co.	229	8,739
Otter Tail Corp.	265	20,119
SJW Group	183	11,000
Unitil Corp.	102	4,356

		114,283

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $6,926,067) 99.9%	6,379,732

TOTAL INVESTMENTS (Cost: $6,926,067) 99.9%	6,379,732

OTHER NET ASSETS 0.1%	7,311

NET ASSETS 100.0%	$6,387,043

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (2.0%)
Take-Two Interactive Software, Inc.*	238	33,413
Warner Bros Discovery, Inc.*	2,847	30,918

		64,331

CONSUMER DISCRETIONARY (5.9%)
Capri Hldgs. Ltd.*	961	50,558
Marriott Vacations Worldwide Corp.	384	38,642
Ollie’s Bargain Outlet Hldgs., Inc.*	436	33,650
Taylor Morrison Home Corp. Cl A*	959	40,863
Williams-Sonoma, Inc.	135	20,979

		184,692

CONSUMER STAPLES (3.2%)
Constellation Brands, Inc. Cl A	150	37,699
TreeHouse Foods, Inc.*	1,463	63,758

		101,457

ENERGY (6.9%)
Baker Hughes Co. Cl A	2,469	87,205
Devon Energy Corp.	1,140	54,378
Hess Corp.	133	20,349
MPLX LP*	711	25,290
Williams Cos., Inc.	899	30,288

		217,510

FINANCIALS (15.8%)
American Financial Group, Inc.	600	67,002
Ameriprise Financial, Inc.	219	72,200
Discover Financial Svcs.	290	25,123
Euronet Worldwide, Inc.*	608	48,263
Everest Group Ltd.	143	53,149
Fifth Third Bancorp	1,497	37,919
Hartford Financial Svcs. Group, Inc.	489	34,675
KeyCorp.	2,179	23,446
M&T Bank Corp.	137	17,323
Reinsurance Group of America, Inc.	258	37,459
Starwood Property Trust, Inc.	1,789	34,617
Synchrony Financial	619	18,923
Voya Financial, Inc.	406	26,979

		497,078

HEALTH CARE (5.8%)
Agilent Technologies, Inc.	148	16,550
Biogen, Inc.*	73	18,762
Centene Corp.*	490	33,751
Envista Hldgs. Corp.*	1,097	30,584
Humana, Inc.	57	27,732
Zimmer Biomet Hldgs., Inc.	506	56,783

		184,162

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

INDUSTRIALS (16.4%)
Alaska Air Group, Inc.*	757	28,070
Builders FirstSource, Inc.*	270	33,612
Carlisle Cos., Inc.	178	46,148
Clean Harbors, Inc.*	401	67,111
Crane NXT Co.	743	41,289
Dover Corp.	225	31,390
Jacobs Solutions, Inc.	484	66,066
KBR, Inc.	864	50,924
L-3 Harris Technologies, Inc.	210	36,565
Mueller Industries, Inc.	669	50,282
Oshkosh Corp.	372	35,500
Stanley Black & Decker, Inc.	370	30,925

		517,882

INFORMATION TECHNOLOGY (9.4%)
Ciena Corp.*	789	37,288
Crane Co.	816	72,494
DXC Technology Co.*	2,379	49,555
MKS Instruments, Inc.	260	22,500
PTC, Inc.*	124	17,568
Teledyne Technologies, Inc.*	120	49,030
Teradyne, Inc.	305	30,640
Viasat, Inc.*	864	15,949

		295,024

MATERIALS (11.1%)
Ashland, Inc.	890	72,695
Axalta Coating Systems Ltd.*	1,186	31,903
Crown Hldgs., Inc.	1,137	100,602
FMC Corp.	193	12,925
Freeport-McMoRan, Inc.	543	20,249
Newmont Corp.	493	18,216
Packaging Corp. of America	383	58,810
Steel Dynamics, Inc.	336	36,026

		351,426

REAL ESTATE (10.5%)
Alexander’s, Inc.	40	7,289
Americold Realty Trust, Inc.	797	24,237
Apartment Income REIT Corp.	1,466	45,006
AvalonBay Communities, Inc.	271	46,542
Brandywine Realty Trust	1,925	8,739
Gaming & Leisure Properties, Inc.	1,053	47,964
Healthcare Realty Trust, Inc. Cl A	1,363	20,813
Healthpeak Properties, Inc.	1,699	31,194
Kilroy Realty Corp.	289	9,135
Ventas, Inc.	542	22,834
Welltower, Inc.	260	21,299
Weyerhaeuser Co.	1,475	45,224

		330,276

UTILITIES (8.6%)
AES Corp.	1,448	22,009
Ameren Corp.	635	47,517
Atmos Energy Corp.	257	27,224
Entergy Corp.	370	34,225

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Evergy, Inc.	1,266	64,186
PPL Corp.	996	23,466
Public Svc. Enterprise Group, Inc.	947	53,894

		272,521

TOTAL COMMON STOCKS (Cost: $3,309,079) 95.6%		3,016,359

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (4.3%)
Citibank, New York Time Deposit	4.58	10/02/23	136,948	136,948

TOTAL TEMPORARY CASH INVESTMENT (Cost: $136,948) 4.3%				136,948

TOTAL INVESTMENTS (Cost: $3,446,027) 99.9%				3,153,307

OTHER NET ASSETS 0.1%				2,752

NET ASSETS 100.0%				$3,156,059

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.7%)
Cable One, Inc.	93	57,254
Frontier Communications Parent, Inc.*	4,509	70,566
Iridium Communications, Inc.	2,550	115,999
New York Times Co. Cl A	3,335	137,402
Nexstar Media Group, Inc. Cl A	680	97,492
TEGNA, Inc.	4,109	59,868
TKO Group Hldgs., Inc.	1,068	89,776
Ziff Davis, Inc.*	948	60,378
ZoomInfo Technologies, Inc. Cl A*	6,219	101,992

		790,727

CONSUMER DISCRETIONARY (14.1%)
Adient PLC*	1,910	70,097
Aramark	5,322	184,673
Autoliv, Inc.	1,549	149,447
AutoNation, Inc.*	548	82,967
Boyd Gaming Corp.	1,448	88,082
Brunswick Corp.	1,424	112,496
Capri Hldgs. Ltd.*	2,367	124,528
Carter’s, Inc.	760	52,554
Choice Hotels International, Inc.	514	62,970
Churchill Downs, Inc.	1,388	161,064
Columbia Sportswear Co.	713	52,833
Crocs, Inc.*	1,257	110,905
Deckers Outdoor Corp.*	533	274,010
Dick’s Sporting Goods, Inc.	1,278	138,765
Five Below, Inc.*	1,135	182,621
Fox Factory Hldg. Corp.*	864	85,605
GameStop Corp. Cl A*	5,466	89,970
Gap, Inc.	4,352	46,262
Gentex Corp.	4,759	154,858
Goodyear Tire & Rubber Co.*	5,779	71,833
Graham Hldgs. Co. Cl B	76	44,308
Grand Canyon Education, Inc.*	608	71,063
H&R Block, Inc.	3,105	133,701
Harley-Davidson, Inc.	2,629	86,915
Helen of Troy Ltd.*	492	57,348
Hilton Grand Vacations, Inc.*	1,481	60,277
KB Home	1,585	73,354
Kohl’s Corp.	2,255	47,265
Lear Corp.	1,198	160,772
Leggett & Platt, Inc.	2,716	69,014
Light & Wonder, Inc.*	1,858	132,531
Lithia Motors, Inc. Cl A	562	165,975
Macy’s, Inc.	5,556	64,505
Marriott Vacations Worldwide Corp.	692	69,636
Mattel, Inc.*	7,220	159,057
Murphy USA, Inc.	398	136,009
Nordstrom, Inc.	1,976	29,521
Ollie’s Bargain Outlet Hldgs., Inc.*	1,259	97,170
Penn Entertainment, Inc.*	3,079	70,663
Penske Automotive Group, Inc.	398	66,490
Planet Fitness, Inc. Cl A*	1,724	84,786
Polaris, Inc.	1,087	113,200
PVH Corp.	1,279	97,856
RH*	315	83,273

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Service Corp. International	3,076	175,763
Skechers U.S.A., Inc. Cl A*	2,740	134,123
Taylor Morrison Home Corp. Cl A*	2,232	95,106
Tempur Sealy International, Inc.	3,510	152,123
Texas Roadhouse, Inc. Cl A	1,361	130,792
Thor Industries, Inc.	1,087	103,406
Toll Brothers, Inc.	2,228	164,783
TopBuild Corp.*	648	163,037
Topgolf Callaway Brands Corp.*	2,914	40,330
Travel + Leisure Co.	1,507	55,352
Under Armour, Inc. Cl A*	3,847	26,352
Under Armour, Inc. Cl C*	4,076	26,005
Vail Resorts, Inc.	785	174,184
Valvoline, Inc.	2,827	91,142
Visteon Corp.*	575	79,390
Wendy’s Co.	3,456	70,537
Williams-Sonoma, Inc.	1,310	203,574
Wingstop, Inc.	612	110,062
Wyndham Hotels & Resorts, Inc.	1,718	119,470
YETI Hldgs., Inc.*	1,769	85,301

		6,672,061

CONSUMER STAPLES (4.2%)
BellRing Brands, Inc.*	2,680	110,496
BJ’s Wholesale Club Hldgs., Inc.*	2,740	195,554
Boston Beer Co., Inc. Cl A*	193	75,179
Casey’s General Stores, Inc.	763	207,170
Celsius Hldgs., Inc.*	1,003	172,115
Coca-Cola Consolidated, Inc.	96	61,087
Coty, Inc. Cl A*	7,302	80,103
Darling Ingredients, Inc.*	3,252	169,754
Flowers Foods, Inc.	3,921	86,968
Grocery Outlet Hldg. Corp.*	2,013	58,075
Ingredion, Inc.	1,349	132,742
Lancaster Colony Corp.	416	68,652
Performance Food Group Co.*	3,184	187,410
Pilgrim’s Pride Corp.*	821	18,743
Post Hldgs., Inc.*	1,036	88,827
Sprouts Farmers Market, Inc.*	2,080	89,024
US Foods Hldg. Corp.*	4,631	183,851

		1,985,750

ENERGY (5.7%)
Antero Midstream Corp.	6,943	83,177
Antero Resources Corp.*	5,757	146,113
ChampionX Corp.	4,008	142,765
Chesapeake Energy Corp.	2,293	197,725
Chord Energy Corp.	847	137,273
Civitas Resources, Inc.	1,737	140,471
CNX Resources Corp.*	3,292	74,333
DT Midstream, Inc.	1,976	104,570
Equitrans Midstream Corp.	8,833	82,765
HF Sinclair Corp.	2,965	168,798
Matador Resources Co.	2,259	134,365
Murphy Oil Corp.	3,025	137,184
NOV, Inc.	8,028	167,785
Ovintiv, Inc.	5,172	246,032
PBF Energy, Inc. Cl A	2,243	120,068
Permian Resources Corp. Cl A	5,662	79,042

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Range Resources Corp.	4,921	159,490
Southwestern Energy Co.*	22,454	144,828
Valaris Ltd.*	1,297	97,249
Weatherford International PLC*	1,469	132,695

		2,696,728

FINANCIALS (15.3%)
Affiliated Managers Group, Inc.	715	93,193
Ally Financial, Inc.	5,533	147,620
American Financial Group, Inc.	1,350	150,755
Annaly Capital Management, Inc.	10,069	189,398
Associated Banc-Corp.	3,077	52,647
Bank OZK	2,146	79,552
Brighthouse Financial, Inc.*	1,336	65,384
Cadence Bank	3,723	79,002
CNO Financial Group, Inc.	2,304	54,674
Columbia Banking System, Inc.	4,252	86,316
Commerce Bancshares, Inc.	2,314	111,026
Cullen/Frost Bankers, Inc.	1,308	119,303
East West Bancorp, Inc.	2,885	152,068
Erie Indemnity Co. Cl A	509	149,539
Essent Group Ltd.	2,181	103,139
Euronet Worldwide, Inc.*	962	76,364
Evercore, Inc. Cl A	711	98,033
Federated Hermes, Inc. Cl B	1,799	60,932
Fidelity National Financial, Inc.	5,270	217,651
First American Financial Corp.	2,102	118,742
First Financial Bankshares, Inc.	2,619	65,789
First Horizon Corp.	11,389	125,507
FirstCash Hldgs., Inc.	755	75,787
FNB Corp.	7,315	78,929
Glacier Bancorp, Inc.	2,261	64,439
Hancock Whitney Corp.	1,756	64,954
Hanover Insurance Group, Inc.	729	80,904
Home BancShares, Inc.	3,841	80,431
Interactive Brokers Group, Inc. Cl A	2,180	188,701
International Bancshares Corp.	1,088	47,154
iShares Core S&P Mid-Cap ETF	1,444	360,061
Janus Henderson Group PLC	2,702	69,766
Jefferies Financial Group, Inc.	3,603	131,978
Kemper Corp.	1,228	51,613
Kinsale Capital Group, Inc.	449	185,944
MGIC Investment Corp.	5,756	96,068
Morningstar, Inc.	530	124,147
New York Community Bancorp, Inc.	14,728	167,016
Old National Bancorp	5,965	86,731
Old Republic International Corp.	5,397	145,395
Pinnacle Financial Partners, Inc.	1,565	104,918
Primerica, Inc.	730	141,627
Prosperity Bancshares, Inc.	1,911	104,302
Reinsurance Group of America, Inc.	1,350	196,007
RenaissanceRe Hldgs. Ltd.	1,044	206,628
RLI Corp.	818	111,158
SEI Investments Co.	2,051	123,532
Selective Insurance Group, Inc.	1,235	127,415
SLM Corp.	4,609	62,775
SouthState Corp.	1,550	104,408
Starwood Property Trust, Inc.	6,058	117,222
Stifel Financial Corp.	2,130	130,867

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Synovus Financial Corp.	2,980	82,844
Texas Capital Bancshares, Inc.*	979	57,663
UMB Financial Corp.	891	55,287
United Bankshares, Inc.	2,751	75,900
Unum Group	3,749	184,413
Valley National Bancorp	8,693	74,412
Voya Financial, Inc.	2,156	143,266
Webster Financial Corp.	3,532	142,375
Western Union Co.	7,636	100,642
WEX, Inc.*	876	164,767
Wintrust Financial Corp.	1,248	94,224

		7,203,304

HEALTH CARE (8.1%)
Acadia Healthcare Co., Inc.*	1,879	132,113
Amedisys, Inc.*	666	62,204
Arrowhead Pharmaceuticals, Inc.*	2,186	58,738
Azenta, Inc.*	1,227	61,583
Bruker Corp.	2,006	124,974
Chemed Corp.	308	160,068
Doximity, Inc. Cl A*	2,558	54,281
Encompass Health Corp.	2,044	137,275
Enovis Corp.*	1,011	53,310
Envista Hldgs. Corp.*	3,340	93,119
Exelixis, Inc.*	6,491	141,828
Globus Medical, Inc. Cl A*	2,393	118,812
Haemonetics Corp.*	1,034	92,626
Halozyme Therapeutics, Inc.*	2,690	102,758
HealthEquity, Inc.*	1,743	127,326
ICU Medical, Inc.*	414	49,270
Inari Medical, Inc.*	1,041	68,081
Integra LifeSciences Hldgs. Corp.*	1,444	55,146
Jazz Pharmaceuticals PLC*	1,288	166,719
Lantheus Hldgs., Inc.*	1,395	96,925
LivaNova PLC*	1,099	58,115
Masimo Corp.*	905	79,350
Medpace Hldgs., Inc.*	474	114,770
Neogen Corp.*	4,012	74,382
Neurocrine Biosciences, Inc.*	1,991	223,988
Option Care Health, Inc.*	3,666	118,595
Patterson Cos., Inc.	1,735	51,425
Penumbra, Inc.*	784	189,657
Perrigo Co. PLC	2,761	88,214
Progyny, Inc.*	1,692	57,562
QuidelOrtho Corp.*	1,008	73,624
R1 RCM, Inc.*	4,014	60,491
Repligen Corp.*	1,058	168,233
Shockwave Medical, Inc.*	750	149,325
Sotera Health Co.*	2,017	30,215
Tenet Healthcare Corp.*	2,070	136,392
United Therapeutics Corp.*	957	216,158

		3,847,652

INDUSTRIALS (21.7%)
Acuity Brands, Inc.	636	108,317
Advanced Drainage Systems, Inc.	1,411	160,614
AECOM	2,828	234,837
AGCO Corp.	1,267	149,861
ASGN, Inc.*	987	80,618
Avis Budget Group, Inc.*	403	72,415
Brink’s Co.	947	68,790

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Builders FirstSource, Inc.*	2,549	317,325
BWX Technologies, Inc.	1,865	139,838
CACI International, Inc. Cl A*	465	145,977
Carlisle Cos., Inc.	1,018	263,927
Chart Industries, Inc.*	856	144,767
Clean Harbors, Inc.*	1,027	171,879
Concentrix Corp.	881	70,577
Crane Co.	996	88,485
Curtiss-Wright Corp.	781	152,787
Donaldson Co., Inc.	2,472	147,430
EMCOR Group, Inc.	961	202,185
EnerSys	837	79,239
Esab Corp.	1,154	81,034
ExlService Hldgs., Inc.*	3,379	94,747
Exponent, Inc.	1,037	88,767
Flowserve Corp.	2,675	106,385
Fluor Corp.*	2,923	107,274
Fortune Brands Innovations, Inc.	2,587	160,808
FTI Consulting, Inc.*	694	123,816
GATX Corp.	722	78,575
Genpact Ltd.	3,401	123,116
Graco, Inc.	3,445	251,072
GXO Logistics, Inc.*	2,425	142,226
Hertz Global Hldgs., Inc.*	2,729	33,430
Hexcel Corp.	1,722	112,171
Hubbell, Inc. Cl B	1,094	342,871
Insperity, Inc.	739	72,126
ITT, Inc.	1,674	163,901
KBR, Inc.	2,751	162,144
Kirby Corp.*	1,213	100,436
Knight-Swift Transportation Hldgs., Inc. Cl A	3,289	164,943
Landstar System, Inc.	733	129,697
Lennox International, Inc.	652	244,135
Lincoln Electric Hldgs., Inc.	1,171	212,876
ManpowerGroup, Inc.	1,011	74,126
MasTec, Inc.*	1,233	88,739
Maximus, Inc.	1,240	92,603
MDU Resources Group, Inc.	4,152	81,296
Middleby Corp.*	1,093	139,904
MSA Safety, Inc.	754	118,868
MSC Industrial Direct Co., Inc. Cl A	967	94,911
nVent Electric PLC	3,380	179,106
Oshkosh Corp.	1,332	127,113
Owens Corning	1,832	249,903
Paylocity Hldg. Corp.*	877	159,351
RBC Bearings, Inc.*	592	138,605
Regal Rexnord Corp.	1,352	193,174
Ryder System, Inc.	929	99,357
Saia, Inc.*	541	215,670
Science Applications International Corp.	1,095	115,566
Sensata Technologies Hldg. PLC	3,107	117,507
Simpson Manufacturing Co., Inc.	870	130,335
Stericycle, Inc.*	1,887	84,368
Sunrun, Inc.*	4,428	55,616
Terex Corp.	1,374	79,170
Tetra Tech, Inc.	1,086	165,105
Timken Co.	1,333	97,962
Toro Co.	2,119	176,089

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Trex Co., Inc.*	2,214	136,449
UFP Industries, Inc.	1,262	129,229
Valmont Industries, Inc.	429	103,050
Vicor Corp.*	458	26,972
Watsco, Inc.	684	258,360
Watts Water Technologies, Inc. Cl A	559	96,606
Werner Enterprises, Inc.	1,292	50,323
WESCO International, Inc.	902	129,726
Woodward, Inc.	1,232	153,088
XPO, Inc.*	2,365	176,571

		10,231,236

INFORMATION TECHNOLOGY (10.3%)
ACI Worldwide, Inc.*	2,214	49,948
Allegro MicroSystems, Inc.*	1,451	46,345
Amkor Technology, Inc.	2,104	47,550
Arrow Electronics, Inc.*	1,135	142,147
Aspen Technology, Inc.*	579	118,267
Avnet, Inc.	1,864	89,826
Belden, Inc.	863	83,323
Blackbaud, Inc.*	879	61,811
Calix, Inc.*	1,204	55,191
Ciena Corp.*	3,048	144,049
Cirrus Logic, Inc.*	1,116	82,539
Cognex Corp.	3,513	149,092
Coherent Corp.*	2,653	86,594
CommVault Systems, Inc.*	895	60,511
Crane NXT Co.	985	54,736
Dolby Laboratories, Inc. Cl A	1,214	96,222
Dropbox, Inc. Cl A*	5,257	143,148
Dynatrace, Inc.*	4,842	226,267
Envestnet, Inc.*	1,012	44,558
GoDaddy, Inc. Cl A*	2,992	222,844
IPG Photonics Corp.*	609	61,838
Jabil, Inc.	2,669	338,669
Kyndryl Hldgs., Inc.*	4,666	70,457
Lattice Semiconductor Corp.*	2,810	241,463
Littelfuse, Inc.	508	125,639
Lumentum Hldgs., Inc.*	1,401	63,297
MACOM Technology Solutions Hldgs., Inc.*	1,099	89,656
Manhattan Associates, Inc.*	1,258	248,656
MKS Instruments, Inc.	1,281	110,858
National Instruments Corp.	2,681	159,841
NCR Corp.*	2,729	73,601
Novanta, Inc.*	730	104,711
Power Integrations, Inc.	1,170	89,283
Qualys, Inc.*	748	114,107
Silicon Laboratories, Inc.*	650	75,329
Super Micro Computer, Inc.*	931	255,299
Synaptics, Inc.*	806	72,089
TD SYNNEX Corp.	974	97,264
Teradata Corp.*	2,037	91,706
Universal Display Corp.	888	139,407
Vishay Intertechnology, Inc.	2,588	63,975
Vontier Corp.	3,155	97,553
Wolfspeed, Inc.*	2,538	96,698

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

		4,886,364

MATERIALS (6.8%)
Alcoa Corp.	3,638	105,720
AptarGroup, Inc.	1,339	167,429
Ashland, Inc.	1,044	85,274
Avient Corp.	1,856	65,554
Axalta Coating Systems Ltd.*	4,520	121,588
Berry Global Group, Inc.	2,408	149,079
Cabot Corp.	1,141	79,037
Chemours Co.	3,019	84,683
Cleveland-Cliffs, Inc.*	10,370	162,083
Commercial Metals Co.	2,381	117,645
Crown Hldgs., Inc.	2,460	217,661
Eagle Materials, Inc.	723	120,394
Graphic Packaging Hldg. Co.	6,263	139,540
Greif, Inc. Cl A	520	34,741
Knife River Corp.*	1,038	50,686
Louisiana-Pacific Corp.	1,309	72,348
MP Materials Corp.*	2,933	56,020
NewMarket Corp.	140	63,706
Olin Corp.	2,565	128,199
Reliance Steel & Aluminum Co.	1,194	313,103
Royal Gold, Inc.	1,340	142,482
RPM International, Inc.	2,631	249,445
Scotts Miracle-Gro Co.	848	43,825
Silgan Hldgs., Inc.	1,704	73,459
Sonoco Products Co.	1,997	108,537
United States Steel Corp.	4,546	147,654
Westlake Corp.	651	81,160
Worthington Industries, Inc.	622	38,452

		3,219,504

REAL ESTATE (7.1%)
Agree Realty Corp.	1,962	108,381
Apartment Income REIT Corp.	3,042	93,389
Brixmor Property Group, Inc.	6,128	127,340
Corporate Office Properties Trust	2,291	54,595
Cousins Properties, Inc.	3,094	63,025
CubeSmart	4,583	174,750
EastGroup Properties, Inc.	926	154,207
EPR Properties	1,536	63,805
Equity LifeStyle Properties, Inc.	3,797	241,907
First Industrial Realty Trust, Inc.	2,697	128,350
Gaming & Leisure Properties, Inc.	5,354	243,875
Healthcare Realty Trust, Inc. Cl A	7,764	118,556
Independence Realty Trust, Inc.	4,575	64,370
Jones Lang LaSalle, Inc.*	973	137,368
Kilroy Realty Corp.	2,174	68,720
Kite Realty Group Trust	4,472	95,790
Lamar Advertising Co. Cl A	1,785	148,994
Medical Properties Trust, Inc.	12,199	66,485
National Storage Affiliates Trust	1,692	53,704
NNN REIT, Inc.	3,719	131,430
Omega Healthcare Investors, Inc.	4,991	165,502
Park Hotels & Resorts, Inc.	4,398	54,183
Physicians Realty Trust	4,861	59,256
PotlatchDeltic Corp.	1,630	73,986
Rayonier, Inc.	2,781	79,147
Rexford Industrial Realty, Inc.	4,209	207,714
Sabra Health Care REIT, Inc.	4,714	65,713

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Spirit Realty Capital, Inc.	2,882	96,633
STAG Industrial, Inc.	3,663	126,410
Vornado Realty Trust	3,263	74,005

		3,341,590

UTILITIES (3.3%)
ALLETE, Inc.	1,171	61,829
Black Hills Corp.	1,369	69,258
Essential Utilities, Inc.	4,961	170,311
IDACORP, Inc.	1,032	96,647
National Fuel Gas Co.	1,872	97,176
New Jersey Resources Corp.	1,989	80,813
NorthWestern Corp.	1,224	58,825
OGE Energy Corp.	4,083	136,086
ONE Gas, Inc.	1,131	77,225
Ormat Technologies, Inc.	1,094	76,492
PNM Resources, Inc.	1,750	78,067
Portland General Electric Co.	2,060	83,389
Southwest Gas Hldgs., Inc.	1,224	73,942
Spire, Inc.	1,073	60,710
UGI Corp.	4,271	98,233
Vistra Corp.	7,043	233,687

		1,552,690

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $43,496,048) 98.3%		46,427,606

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (1)	A-1+	5.31	10/24/23	200,000	199,327

U.S. GOVERNMENT AGENCIES (1.3%)
FHLB	A-1+	5.20	10/02/23	600,000	599,913

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $799,240) 1.7%					799,240

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.2%)
Citibank, New York Time Deposit		4.58	10/02/23	108,230	108,230

TOTAL TEMPORARY CASH INVESTMENT (Cost: $108,230) 0.2%					108,230

TOTAL INVESTMENTS (Cost: $44,403,518) 100.2%					47,335,076

OTHER NET ASSETS -0.2%					(77,389)

NET ASSETS 100.0%					$47,257,687

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
AUSTRALIA (6.2%)
CONSUMER DISCRETIONARY (0.3%)
Aristocrat Leisure Ltd.	1,843	48,147

CONSUMER STAPLES (0.2%)
Woolworths Group Ltd.	1,437	34,401

ENERGY (0.2%)
Woodside Energy Group Ltd.	842	19,576
Woodside Energy Group Ltd.	726	16,775

		36,351

FINANCIALS (1.6%)
ANZ Group Hldgs. Ltd.	3,654	59,927
National Australia Bank Ltd.	3,625	67,291
Suncorp Group Ltd.	12,980	115,638

		242,856

HEALTH CARE (0.4%)
Sonic Healthcare Ltd.	3,594	68,622

INDUSTRIALS (0.6%)
Aurizon Hldgs. Ltd.	40,377	90,273

INFORMATION TECHNOLOGY (0.2%)
WiseTech Global Ltd.	594	24,655

MATERIALS (2.7%)
BHP Group Ltd.	11,667	327,710
Fortescue Metals Group Ltd.	6,162	81,906

		409,616

TOTAL AUSTRALIA		954,921

AUSTRIA (0.8%)
ENERGY (0.5%)
OMV AG	1,770	84,547

FINANCIALS (0.1%)
Raiffeisen Bank International AG*	1,467	21,376

MATERIALS (0.2%)
voestalpine AG	1,005	27,363

TOTAL AUSTRIA		133,286

DENMARK (4.8%)
CONSUMER DISCRETIONARY (0.9%)
Pandora A/S	1,295	133,632

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

FINANCIALS (0.4%)
Danske Bank A/S	2,864	66,461

HEALTH CARE (2.6%)
Novo Nordisk A/S Cl B	4,294	390,971

INDUSTRIALS (0.9%)
AP Moller - Maersk A/S Cl B	81	145,709

TOTAL DENMARK		736,773

FINLAND (0.9%)
FINANCIALS (0.9%)
Nordea Bank Abp	10,381	113,817
Sampo OYJ Cl A	777	33,592

		147,409

FRANCE (11.9%)
COMMUNICATION SERVICES (1.4%)
Orange S.A.	7,525	86,318
Publicis Groupe S.A.	1,642	124,293

		210,611

CONSUMER DISCRETIONARY (2.1%)
Hermes International SCA	30	54,687
La Francaise des Jeux SAEM†	1,053	34,203
LVMH Moet Hennessy Louis Vuitton SE	297	224,195

		313,085

CONSUMER STAPLES (1.2%)
Carrefour S.A.	6,005	103,141
Danone S.A.	1,476	81,417

		184,558

ENERGY (1.1%)
TotalEnergies SE	2,554	167,932

FINANCIALS (2.1%)
AXA S.A.	2,445	72,544
BNP Paribas S.A.	2,300	146,255
Societe Generale S.A.	3,533	85,494

		304,293

HEALTH CARE (1.2%)
Sanofi	1,710	183,620

INDUSTRIALS (2.0%)
Bouygues S.A.	2,863	100,108
Cie de Saint-Gobain S.A.	1,842	110,250
Eiffage S.A.	1,042	98,909

		309,267

INFORMATION TECHNOLOGY (0.2%)
Dassault Systemes SE	721	26,781

UTILITIES (0.6%)
Engie S.A.	6,166	94,567

TOTAL FRANCE		1,794,714

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

GERMANY (4.3%)
COMMUNICATION SERVICES (0.6%)
Deutsche Telekom AG	4,454	93,435

CONSUMER DISCRETIONARY (1.5%)
Bayerische Motoren Werke AG	1,183	120,160
Mercedes-Benz Group AG	1,609	111,986

		232,146

INDUSTRIALS (0.6%)
Deutsche Post AG	2,419	98,157

MATERIALS (0.8%)
Covestro AG*†	1,721	92,551
Heidelberg Materials AG	362	28,038

		120,589

REAL ESTATE (0.4%)
LEG Immobilien SE*	737	50,684

UTILITIES (0.4%)
RWE AG	1,429	53,047

TOTAL GERMANY		648,058

HONG KONG (1.4%)
INDUSTRIALS (0.6%)
CK Hutchison Hldgs. Ltd.	17,100	90,788

REAL ESTATE (0.8%)
Henderson Land Development Co. Ltd.	24,350	63,943
Sun Hung Kai Properties Ltd.	5,500	58,686

		122,629

TOTAL HONG KONG		213,417

ISRAEL (0.8%)
INFORMATION TECHNOLOGY (0.8%)
Check Point Software Technologies Ltd.*	944	125,816

ITALY (0.7%)
FINANCIALS (0.7%)
Assicurazioni Generali SpA	1,470	30,008
Poste Italiane SpA†	7,562	79,415

		109,423

JAPAN (20.7%)
COMMUNICATION SERVICES (0.9%)
Nintendo Co. Ltd.	3,150	130,901

CONSUMER DISCRETIONARY (2.8%)
Honda Motor Co. Ltd.	13,995	157,450
Iida Group Hldgs. Co. Ltd.	4,340	72,025
Toyota Motor Corp.	2,450	43,957
Yamaha Motor Co. Ltd.	3,730	98,057

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

ZOZO, Inc.	3,100	56,768

		428,257

CONSUMER STAPLES (1.4%)
Japan Tobacco, Inc.	5,670	130,464
Suntory Beverage & Food Ltd.	2,530	77,000

		207,464

ENERGY (0.9%)
ENEOS Hldgs., Inc.	27,100	106,676
Inpex Corp.	1,700	25,499

		132,175

FINANCIALS (3.0%)
Dai-ichi Life Hldgs., Inc.	4,750	98,067
Daiwa Securities Group, Inc.	18,200	104,958
Japan Post Insurance Co. Ltd.	6,260	105,290
Mitsubishi UFJ Financial Group, Inc.	18,500	156,782

		465,097

HEALTH CARE (1.0%)
Takeda Pharmaceutical Co. Ltd.	4,965	153,908

INDUSTRIALS (7.5%)
AGC, Inc.	2,075	72,728
ITOCHU Corp.	4,220	152,411
Marubeni Corp.	11,900	185,513
Mitsubishi Corp.	4,050	192,997
Mitsui & Co. Ltd.	5,425	196,778
Mitsui OSK Lines Ltd.	1,450	39,847
Nippon Yusen KK	4,635	120,355
Sumitomo Corp.	7,600	151,690
Yamato Hldgs. Co. Ltd.	710	11,557

		1,123,876

INFORMATION TECHNOLOGY (3.2%)
Brother Industries Ltd.	5,090	81,996
Canon, Inc.	5,000	120,451
Keyence Corp.	275	101,709
Seiko Epson Corp.	5,820	91,407
Tokyo Electron Ltd.	645	88,108

		483,671

TOTAL JAPAN		3,125,349

LUXEMBOURG (0.7%)
MATERIALS (0.5%)
ArcelorMittal S.A.	3,190	79,869

REAL ESTATE (0.2%)
Aroundtown S.A.*	15,558	32,277

TOTAL LUXEMBOURG		112,146

NETHERLANDS (3.3%)
CONSUMER STAPLES (0.7%)
Koninklijke Ahold Delhaize N.V.	3,706	111,703

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

FINANCIALS (0.9%)
ING Groep N.V.	10,152	133,810

INFORMATION TECHNOLOGY (1.7%)
ASML Hldg. N.V.	449	264,361

TOTAL NETHERLANDS		509,874

NORWAY (0.9%)
ENERGY (0.8%)
Aker BP ASA	1,007	27,809
Equinor ASA	2,955	96,855

		124,664

FINANCIALS (0.1%)
Gjensidige Forsikring ASA	1,081	15,864

TOTAL NORWAY		140,528

SINGAPORE (0.8%)
FINANCIALS (0.8%)
DBS Group Hldgs. Ltd.	4,931	121,099

SPAIN (3.9%)
COMMUNICATION SERVICES (0.7%)
Telefonica S.A.	27,556	112,581

CONSUMER DISCRETIONARY (0.3%)
Industria de Diseno Textil S.A.	1,098	40,861

FINANCIALS (2.3%)
Banco Bilbao Vizcaya Argentaria S.A.	22,084	178,733
Banco Santander S.A.	42,813	163,043

		341,776

UTILITIES (0.6%)
Redeia Corp. S.A.	6,275	98,719

TOTAL SPAIN		593,937

SWEDEN (0.9%)
CONSUMER DISCRETIONARY (0.5%)
H & M Hennes & Mauritz AB Cl B	5,785	82,034

FINANCIALS (0.4%)
Svenska Handelsbanken AB Cl A	7,324	65,170

UTILITIES (0.0%) (2)
Orron Energy ab	1,059	706

TOTAL SWEDEN		147,910

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

SWITZERLAND (10.0%)
CONSUMER DISCRETIONARY (1.5%)
Cie Financiere Richemont S.A.	1,072	130,552
Swatch Group AG	357	91,436

		221,988

CONSUMER STAPLES (1.9%)
Nestle S.A.	2,519	285,141

FINANCIALS (2.5%)
Partners Group Hldg. AG	100	112,260
UBS Group AG	8,146	200,654
Zurich Insurance Group AG	153	70,006

		382,920

HEALTH CARE (4.1%)
Novartis AG	3,103	316,905
Roche Hldg. AG	792	216,217
Sonova Hldg. AG	378	89,464

		622,586

TOTAL SWITZERLAND		1,512,635

UNITED KINGDOM (14.0%)
COMMUNICATION SERVICES (0.9%)
Vodafone Group PLC	87,923	82,426
WPP PLC	5,824	51,892

		134,318

CONSUMER DISCRETIONARY (0.9%)
Barratt Developments PLC	3,654	19,593
Burberry Group PLC	3,685	85,407
Persimmon PLC	2,865	37,524

		142,524

CONSUMER STAPLES (2.7%)
British American Tobacco PLC	4,561	143,221
Diageo PLC	3,751	138,304
Haleon PLC	5,280	21,888
Imperial Brands PLC	5,441	110,388

		413,801

ENERGY (1.7%)
Shell PLC	7,959	252,275

FINANCIALS (2.8%)
3i Group PLC	4,260	107,236
Barclays PLC	51,591	99,446
Direct Line Insurance Group PLC*	17,440	36,488
Lloyds Banking Group PLC	202,091	108,611
NatWest Group PLC	24,246	69,363

		421,144

HEALTH CARE (0.5%)
GSK PLC	4,224	76,435

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

INDUSTRIALS (2.3%)
BAE Systems PLC	15,691	190,690
RELX PLC	4,958	167,296

		357,986

MATERIALS (2.2%)
Anglo American PLC	5,604	153,896
Rio Tinto PLC	3,013	189,209

		343,105

TOTAL UNITED KINGDOM		2,141,588

UNITED STATES (6.7%)
FINANCIALS (6.7%)
iShares Core MSCI Emerging Markets ETF	9,348	444,871
iShares MSCI Emerging Markets ex China ETF	2,479	123,529
Vanguard FTSE Emerging Markets ETF	11,464	449,503

		1,017,903

TOTAL COMMON STOCKS
(Cost: $15,017,223) 93.7%		14,286,786

	Rate(%)	Maturity	Face Amount		Value
TEMPORARY CASH INVESTMENT (5.8%)
ANZ, London Time Deposit	2.51	10/02/23	AUD	20,760	13,346
BNP Paribas, Paris Time Deposit	2.60	10/02/23	SG	D 3	2
Brown Brothers Harriman, Grand Cayman Time Deposit	2.50	10/02/23	DKK	25	4
HSBC Hong Kong Bank, Hong Kong Time Deposit	4.13	10/03/23	HKD	27	3
JP Morgan Chase, New York Time Deposit	4.58	10/02/23	USD	862,903	862,903
Nordea Bank Abp, Oslo Time Deposit	3.03	10/02/23	NOK	140	13
SEB AB, Stockholm Time Deposit	2.81	10/02/23	SEK	7	1
Standard Chartered Bank, London Time Deposit	4.17	10/02/23	GBP	273	333
Sumitomo Mitsui Banking Corp., Tokyo Time Deposit	2.81	10/02/23	EUR	13	13

					876,618

TOTAL TEMPORARY CASH INVESTMENT (Cost: $876,618) 5.8%					876,618

TOTAL INVESTMENTS (Cost: $15,893,841) 99.5%					15,163,404

OTHER NET ASSETS 0.5%					83,360

NET ASSETS 100.0%					$15,246,764

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (46.6%)
U.S. Treasury Note	AA+	0.63	11/30/27	505,000	428,244
U.S. Treasury Note	AA+	0.63	08/15/30	220,000	168,841
U.S. Treasury Note	AA+	1.50	08/15/26	565,000	515,011
U.S. Treasury Note	AA+	1.50	11/30/28	1,490,000	1,276,802
U.S. Treasury Note	AA+	1.75	01/31/29	220,000	190,145
U.S. Treasury Note	AA+	2.38	04/30/26	250,000	234,902
U.S. Treasury Note	AA+	2.38	05/15/29	630,000	559,863
U.S. Treasury Note	AA+	2.63	05/31/27	2,120,000	1,970,772
U.S. Treasury Note	AA+	2.88	05/15/32	520,000	456,442
U.S. Treasury Note	AA+	3.25	06/30/27	165,000	156,769
U.S. Treasury Note	AA+	3.38	05/15/33	180,000	163,238
U.S. Treasury Note	AA+	3.50	04/30/28	900,000	857,812
U.S. Treasury Note	AA+	3.63	03/31/28	440,000	421,816
U.S. Treasury Note	AA+	3.88	03/31/25	120,000	117,614
U.S. Treasury Note	AA+	3.88	11/30/27	440,000	426,525
U.S. Treasury Note	AA+	3.88	08/15/33	530,000	500,767
U.S. Treasury Note	AA+	4.13	07/31/28	200,000	195,688
U.S. Treasury Note	AA+	4.13	11/15/32	635,000	612,428
U.S. Treasury Note	AA+	4.63	02/28/25	100,000	99,094

					9,352,773

U.S. GOVERNMENT AGENCIES (26.9%)
NON-MORTGAGE-BACKED OBLIGATIONS (26.9%)
FFCB	AA+	2.45	02/23/28	500,000	448,635
FFCB	AA+	4.00	01/13/26	1,000,000	978,255
FHLB	AA+	0.50	04/14/25	840,000	781,357
FHLB	AA+	0.83	02/10/27	1,200,000	1,042,531
FHLMC	AA+	1.50	02/12/25	400,000	380,207
FNMA	AA+	0.50	06/17/25	1,500,000	1,386,897
FNMA	AA+	0.63	04/22/25	400,000	372,258

					5,390,140

CORPORATE DEBT (25.8%)
COMMUNICATION SERVICES (1.7%)
AT&T, Inc.	BBB	2.75	06/01/31	50,000	40,000
Comcast Corp.	A-	2.35	01/15/27	100,000	90,572
T-Mobile USA, Inc.	BBB	3.38	04/15/29	50,000	43,977
TWDC Enterprises 18 Corp.	A-	1.85	07/30/26	50,000	45,384
Verizon Communications, Inc.	BBB+	4.02	12/03/29	78,000	70,728
Warnermedia Hldgs., Inc.	BBB-	3.76	03/15/27	55,000	50,777

					341,438

CONSUMER DISCRETIONARY (2.3%)
Amazon.com, Inc.	AA	1.20	06/03/27	40,000	34,742
AutoZone, Inc.	BBB	3.25	04/15/25	55,000	52,935
Best Buy Co., Inc.	BBB+	1.95	10/01/30	45,000	35,087
Booking Hldgs., Inc.	A-	3.65	03/15/25	40,000	38,902
Brunswick Corp.	BBB-	0.85	08/18/24	100,000	95,363

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

General Motors Financial Co., Inc.	BBB	6.05	10/10/25	30,000	29,867
Genuine Parts Co.	BBB	1.75	02/01/25	75,000	70,662
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	35,000	34,105
Travel + Leisure Co.	BB-	5.65	04/01/24	70,000	69,546

					461,209

CONSUMER STAPLES (1.1%)
Bunge Ltd. Finance Corp.	BBB+	3.25	08/15/26	100,000	93,470
Kellogg Co.	BBB	2.65	12/01/23	55,000	54,715
Keurig Dr Pepper, Inc.	BBB	3.13	12/15/23	80,000	79,523

					227,708

ENERGY (1.3%)
Chevron USA, Inc.	AA-	1.02	08/12/27	70,000	60,161
Devon Energy Corp.	BBB	5.25	09/15/24	100,000	99,240
Exxon Mobil Corp.	AA-	2.28	08/16/26	70,000	64,728
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB-	5.50	03/01/30	35,000	32,757

					256,886

FINANCIALS (9.5%)
Aflac, Inc.	A-	1.13	03/15/26	45,000	40,348
Alleghany Corp.	AA	3.63	05/15/30	55,000	49,328
American International Group, Inc.	BBB+	4.13	02/15/24	55,000	54,599
Bank of America Corp.	A-	1.32	06/19/26	70,000	64,195
Bank of America Corp.	A-	2.55	02/04/28	70,000	62,417
Bank of America Corp.	A-	3.37	01/23/26	80,000	76,907
Bank of America Corp.	A-	3.42	12/20/28	150,000	134,557
Brown & Brown, Inc.	BBB-	4.20	09/15/24	60,000	58,912
Capital One Financial Corp.	BBB	4.93	05/10/28	35,000	33,217
Citigroup, Inc.	BBB+	1.46	06/09/27	70,000	61,875
Citigroup, Inc.	BBB+	4.14	05/24/25	50,000	49,290
FactSet Research Systems, Inc.	BBB-	2.90	03/01/27	60,000	54,713
Fairfax U.S., Inc.†	BBB	4.88	08/13/24	20,000	19,699
Fifth Third Bancorp	BBB	4.30	01/16/24	70,000	69,568
Goldman Sachs Group, Inc.	BBB+	2.64	02/24/28	65,000	57,961
JPMorgan Chase & Co.	A-	1.47	09/22/27	60,000	52,565
JPMorgan Chase & Co.	A-	2.95	02/24/28	70,000	63,501
JPMorgan Chase & Co.	A-	3.51	01/23/29	70,000	63,494
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	35,000	34,281
JPMorgan Chase & Co.	A-	5.35	06/01/34	55,000	52,155
JPMorgan Chase & Co.	BBB+	5.72	09/14/33	25,000	24,032
Legg Mason, Inc.	A	3.95	07/15/24	55,000	54,252
Mercury General Corp.	BBB	4.40	03/15/27	85,000	79,233
Morgan Stanley	A-	2.48	01/21/28	70,000	62,413
Morgan Stanley	A-	4.43	01/23/30	25,000	23,129
Morgan Stanley	A-	5.12	02/01/29	75,000	72,226
Progressive Corp.	A	2.50	03/15/27	50,000	45,401
Signet UK Finance PLC	BB-	4.70	06/15/24	55,000	53,625
Stifel Financial Corp.	BBB-	4.25	07/18/24	80,000	78,703
Synchrony Financial	BBB-	3.70	08/04/26	40,000	36,111
Truist Financial Corp.	A-	4.87	01/26/29	35,000	32,855
Voya Financial, Inc.	BBB+	3.65	06/15/26	55,000	51,807

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Wells Fargo & Co.	BBB+	3.00	10/23/26	70,000	64,287
Wells Fargo & Co.	BBB+	3.35	03/02/33	50,000	40,417
Wells Fargo & Co.	BBB+	3.53	03/24/28	35,000	32,143

					1,904,216

HEALTH CARE (2.5%)
AbbVie, Inc.	BBB+	4.25	11/14/28	100,000	94,989
Amgen, Inc.	BBB+	5.15	03/02/28	55,000	54,092
Baxter International, Inc.	BBB	1.92	02/01/27	100,000	88,195
CVS Health Corp.	BBB	3.38	08/12/24	15,000	14,670
CVS Health Corp.	BBB	3.88	07/20/25	40,000	38,648
Elevance Health, Inc.	A	2.88	09/15/29	70,000	60,355
Humana, Inc.	BBB+	3.85	10/01/24	70,000	68,565
Thermo Fisher Scientific, Inc.	A-	1.75	10/15/28	100,000	84,619

					504,133

INDUSTRIALS (1.5%)
Boeing Co.	BBB-	4.88	05/01/25	70,000	68,797
Lennox International, Inc.	BBB	1.70	08/01/27	100,000	86,338
Stanley Black & Decker, Inc.	A-	2.30	02/24/25	100,000	95,147
Verisk Analytics, Inc.	BBB	4.00	06/15/25	45,000	43,646

					293,928

INFORMATION TECHNOLOGY (2.6%)
Apple, Inc.	AA+	2.05	09/11/26	100,000	91,892
Applied Materials, Inc.	A	3.90	10/01/25	65,000	63,139
Intel Corp.	A	4.88	02/10/28	90,000	88,287
Microsoft Corp.	AAA	2.40	08/08/26	70,000	65,028
Oracle Corp.	BBB	2.88	03/25/31	45,000	36,757
PayPal Hldgs., Inc.	A-	2.65	10/01/26	95,000	87,617
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	100,000	80,739

					513,459

MATERIALS (1.3%)
Ecolab, Inc.	A-	1.65	02/01/27	60,000	53,235
International Flavors & Fragrances, Inc.†	BBB-	1.23	10/01/25	80,000	71,712
Nucor Corp.	A-	3.95	05/23/25	50,000	48,497
Packaging Corp. of America	BBB	3.65	09/15/24	100,000	97,722

					271,166

REAL ESTATE (1.1%)
Boston Properties LP	BBB+	3.25	01/30/31	100,000	78,649
Boston Properties LP	BBB+	6.50	01/15/34	30,000	28,589
Omega Healthcare Investors, Inc.	BBB-	4.50	01/15/25	20,000	19,437
Prologis LP	A	1.75	07/01/30	40,000	31,091
Realty Income Corp.	A-	5.05	01/13/26	65,000	64,074

					221,840

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

UTILITIES (0.9%)
American Electric Power Co., Inc.	BBB+	2.03	03/15/24	65,000	63,785
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	50,000	46,560
Southern Co.	BBB	3.25	07/01/26	70,000	65,636

					175,981

TOTAL CORPORATE DEBT					5,171,964

TOTAL LONG-TERM DEBT SECURITIES (Cost: $21,405,768) 99.3%					19,914,877

TOTAL INVESTMENTS (Cost: $21,405,768) 99.3%					19,914,877

OTHER NET ASSETS 0.7%					148,095

NET ASSETS 100.0%					$20,062,972

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (44.3%)
U.S. Treasury Bond	AA+	1.13	05/15/40	1,425,000	817,928
U.S. Treasury Bond	AA+	1.13	08/15/40	1,100,000	625,281
U.S. Treasury Bond	AA+	1.38	11/15/40	250,000	147,959
U.S. Treasury Bond	AA+	2.25	08/15/46	615,000	389,948
U.S. Treasury Bond	AA+	2.75	08/15/47	210,000	146,598
U.S. Treasury Bond	AA+	2.88	05/15/49	300,000	214,008
U.S. Treasury Bond	AA+	3.63	02/15/53	510,000	421,786
U.S. Treasury Bond	AA+	4.00	11/15/52	465,000	412,143
U.S. Treasury Note	AA+	1.50	02/15/30	350,000	290,117
U.S. Treasury Note	AA+	1.63	08/15/29	1,045,000	886,780
U.S. Treasury Note	AA+	2.25	08/15/27	1,555,000	1,421,003
U.S. Treasury Note	AA+	2.25	11/15/27	1,065,000	968,568
U.S. Treasury Note	AA+	2.38	05/15/27	1,105,000	1,019,017
U.S. Treasury Note	AA+	2.63	05/31/27	1,060,000	985,386
U.S. Treasury Note	AA+	2.63	02/15/29	1,045,000	945,317
U.S. Treasury Note	AA+	2.88	05/15/28	835,000	773,810
U.S. Treasury Note	AA+	2.88	08/15/28	1,420,000	1,311,226
U.S. Treasury Note	AA+	2.88	05/15/32	625,000	548,608
U.S. Treasury Note	AA+	3.13	11/15/28	85,000	79,146
U.S. Treasury Note	AA+	3.63	03/31/30	250,000	235,811
U.S. Treasury Note	AA+	3.88	08/15/33	500,000	472,422
U.S. Treasury Note	AA+	4.63	02/28/25	175,000	173,414
U.S. Treasury Note	AA+	4.63	06/30/25	35,000	34,701
U.S. Treasury Strip	AA+	0.00	08/15/28	420,000	335,424
U.S. Treasury Strip	AA+	0.00	08/15/29	90,000	68,571
U.S. Treasury Strip	AA+	0.00	08/15/33	210,000	131,620
U.S. Treasury Strip	AA+	0.00	08/15/35	210,000	118,924
U.S. Treasury Strip	AA+	0.00	08/15/37	210,000	106,495

					14,082,011

U.S. GOVERNMENT AGENCIES (29.5%)
MORTGAGE-BACKED OBLIGATIONS (29.5%)
FHLMC	AA+	2.00	11/01/50	82,323	62,901
FHLMC	AA+	2.00	02/01/51	170,349	131,634
FHLMC	AA+	2.50	12/01/27	10,669	10,102
FHLMC	AA+	2.50	06/01/35	22,720	20,080
FHLMC	AA+	2.50	10/01/49	60,590	48,583
FHLMC	AA+	2.50	11/01/50	227,413	183,006
FHLMC	AA+	2.50	04/01/51	177,085	141,643
FHLMC	AA+	2.50	10/01/51	105,710	83,998
FHLMC	AA+	2.50	02/01/52	262,193	208,977
FHLMC	AA+	3.00	02/01/32	25,123	23,354
FHLMC	AA+	3.00	11/01/42	6,268	5,314
FHLMC	AA+	3.00	03/01/43	18,652	15,944
FHLMC	AA+	3.00	04/01/43	16,732	14,303
FHLMC	AA+	3.00	04/01/43	101,598	86,848
FHLMC	AA+	3.00	04/01/43	104,326	89,184
FHLMC	AA+	3.00	09/15/43	3,874	3,737
FHLMC	AA+	3.00	04/15/45	3,014	2,942

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

FHLMC	AA+	3.00	09/01/46	27,353	23,194
FHLMC	AA+	3.00	09/01/46	42,862	36,238
FHLMC	AA+	3.00	11/01/46	8,677	7,214
FHLMC	AA+	3.00	05/01/49	44,656	37,321
FHLMC	AA+	3.00	11/01/49	35,377	29,555
FHLMC	AA+	3.00	11/01/49	48,496	40,696
FHLMC	AA+	3.00	06/01/52	275,094	228,841
FHLMC	AA+	3.50	02/01/35	30,033	27,600
FHLMC	AA+	3.50	02/01/36	17,841	16,363
FHLMC	AA+	3.50	11/01/39	40,061	35,605
FHLMC	AA+	3.50	01/01/41	28,599	25,385
FHLMC	AA+	3.50	06/01/43	16,473	14,505
FHLMC	AA+	3.50	01/01/44	105,587	93,656
FHLMC	AA+	3.50	11/01/45	23,831	21,079
FHLMC	AA+	3.50	12/01/47	21,614	18,921
FHLMC	AA+	4.00	02/01/25	5,807	5,622
FHLMC	AA+	4.00	05/01/25	6,143	5,946
FHLMC	AA+	4.00	01/01/38	20,570	19,116
FHLMC	AA+	4.00	01/15/40	80,518	78,305
FHLMC	AA+	4.00	10/01/44	25,058	22,879
FHLMC	AA+	4.00	05/01/47	10,743	9,751
FHLMC	AA+	4.00	04/01/52	217,552	194,322
FHLMC	AA+	4.00	08/01/52	275,000	247,020
FHLMC	AA+	4.50	08/15/35	11,596	11,069
FHLMC	AA+	4.50	05/01/48	17,478	16,296
FHLMC	AA+	4.50	05/01/48	8,296	7,768
FHLMC	AA+	5.00	02/01/26	6,544	6,284
FHLMC	AA+	5.00	09/01/47	365,223	345,177
FHLMC	AA+	5.00	06/01/52	84,761	80,094
FHLMC	AA+	5.00	12/01/52	245,345	231,483
FHLMC	AA+	6.50	12/01/52	134,777	136,136
FHLMC ARM	AA+	4.43	04/01/53	96,325	89,891
FHLMC Strip	AA+	3.00	06/15/42	85,227	76,017
FHLMC Strip	AA+	3.00	01/15/43	22,805	19,962
FHLMC Strip	AA+	3.50	10/15/47	10,940	9,791
FNMA	AA+	1.81	09/01/51	436,912	369,051
FNMA	AA+	2.00	11/01/35	152,615	131,750
FNMA	AA+	2.00	07/01/36	384,616	332,237
FNMA	AA+	2.00	10/01/50	181,917	140,328
FNMA	AA+	2.00	10/01/50	78,914	60,548
FNMA	AA+	2.00	11/01/51	86,391	66,068
FNMA	AA+	2.00	03/01/52	182,192	139,075
FNMA	AA+	2.34	05/01/36	175,000	131,009
FNMA	AA+	2.50	02/01/33	15,936	13,777
FNMA	AA+	2.50	05/01/35	14,745	13,028
FNMA	AA+	2.50	10/01/35	98,896	88,130
FNMA	AA+	2.50	04/01/42	172,480	141,732
FNMA	AA+	2.50	05/01/46	86,347	69,786
FNMA	AA+	2.50	01/01/51	517,576	416,736
FNMA	AA+	2.50	04/01/51	160,132	127,873
FNMA	AA+	2.50	12/01/51	618,895	492,373
FNMA	AA+	3.00	09/01/33	18,957	17,043
FNMA	AA+	3.00	03/01/36	16,132	14,394
FNMA	AA+	3.00	04/25/42	4,699	4,624
FNMA	AA+	3.00	02/01/45	17,317	14,738

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

FNMA	AA+	3.00	03/01/45	2,881	2,395
FNMA	AA+	3.00	01/01/47	10,754	8,940
FNMA	AA+	3.00	12/01/47	6,490	5,441
FNMA	AA+	3.00	03/01/50	83,811	70,044
FNMA	AA+	3.00	01/01/52	278,306	230,560
FNMA	AA+	3.03	04/01/34	24,519	20,111
FNMA	AA+	3.50	07/01/34	18,099	17,009
FNMA	AA+	3.50	10/01/34	19,270	17,720
FNMA	AA+	3.50	01/01/43	8,799	7,746
FNMA	AA+	3.50	08/01/43	16,160	14,236
FNMA	AA+	3.50	08/01/43	33,700	29,681
FNMA	AA+	3.50	08/01/44	26,158	22,386
FNMA	AA+	3.50	04/01/45	54,518	47,491
FNMA	AA+	3.50	05/01/45	37,209	32,688
FNMA	AA+	3.50	10/01/45	47,901	41,773
FNMA	AA+	3.50	02/01/46	34,634	30,369
FNMA	AA+	3.50	02/01/46	13,110	11,511
FNMA	AA+	3.50	09/01/47	55,313	48,653
FNMA	AA+	3.50	11/01/47	99,586	87,187
FNMA	AA+	3.50	04/01/48	4,766	4,141
FNMA	AA+	3.50	06/01/51	274,810	237,445
FNMA	AA+	3.50	01/01/52	81,658	70,397
FNMA	AA+	3.50	05/01/52	179,166	154,867
FNMA	AA+	4.00	01/01/31	27,803	25,816
FNMA	AA+	4.00	10/01/36	9,802	8,977
FNMA	AA+	4.00	05/01/43	53,626	49,107
FNMA	AA+	4.00	01/01/44	75,606	69,225
FNMA	AA+	4.00	11/01/45	14,233	12,979
FNMA	AA+	4.00	02/01/47	20,528	18,742
FNMA	AA+	4.00	04/01/49	138,751	125,498
FNMA	AA+	4.00	03/01/50	66,103	59,453
FNMA	AA+	4.00	07/01/52	89,913	81,078
FNMA	AA+	4.00	07/01/56	17,402	15,532
FNMA	AA+	4.50	05/01/30	62,430	60,916
FNMA	AA+	4.50	12/01/39	34,406	32,411
FNMA	AA+	4.50	07/01/40	56,458	53,622
FNMA	AA+	4.50	04/01/44	14,726	13,877
FNMA	AA+	4.50	11/01/47	18,075	17,023
FNMA	AA+	4.50	11/01/47	15,456	14,721
FNMA	AA+	4.50	11/01/47	21,570	20,211
FNMA	AA+	4.50	02/01/49	13,822	12,928
FNMA	AA+	4.50	05/01/50	145,117	134,894
FNMA	AA+	5.00	10/01/25	11,722	11,256
FNMA	AA+	5.00	08/01/37	34,939	34,233
FNMA	AA+	5.00	06/01/52	457,093	431,713
FNMA	AA+	5.50	09/01/25	10,741	10,683
FNMA	AA+	5.50	05/01/38	41,138	40,959
FNMA	AA+	6.00	03/01/36	9,391	9,464
FNMA	AA+	6.00	04/01/37	6,978	7,005
FNMA	AA+	6.00	12/01/37	16,189	16,453
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	18,948	17,286
FRESB Multifamily Mortgage	AA+	3.61	10/25/28	13,008	12,073
GNMA(3)	AA+	2.50	10/20/51	91,013	72,592
GNMA(3)	AA+	3.00	07/16/36	31,307	28,198
GNMA(3)	AA+	3.00	01/15/46	48,242	41,272

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

GNMA(3)	AA+	3.00	03/15/46	64,124	54,841
GNMA(3)	AA+	3.00	07/15/46	82,071	70,187
GNMA(3)	AA+	3.00	02/20/47	20,407	17,307
GNMA(3)	AA+	3.00	10/20/51	96,265	79,688
GNMA(3)	AA+	3.50	02/20/42	8,508	7,392
GNMA(3)	AA+	3.50	07/15/42	21,831	19,616
GNMA(3)	AA+	3.50	03/20/45	17,459	14,963
GNMA(3)	AA+	3.50	05/20/45	25,388	22,596
GNMA(3)	AA+	4.00	04/15/24	7,526	7,477
GNMA(3)	AA+	4.00	01/20/41	16,390	15,076
GNMA(3)	AA+	4.00	08/15/41	11,610	10,742
GNMA(3)	AA+	4.00	12/15/41	18,750	17,349
GNMA(3)	AA+	4.00	08/20/42	7,453	6,901
GNMA(3)	AA+	4.50	10/15/40	28,257	26,961
GNMA(3)	AA+	5.00	06/20/39	10,635	10,331
GNMA(3)	AA+	5.50	01/15/36	30,504	29,617

					9,369,984

CORPORATE DEBT (21.1%)
COMMUNICATION SERVICES (1.5%)
AT&T, Inc.	BBB	2.75	06/01/31	85,000	68,000
Comcast Corp.	A-	3.40	04/01/30	160,000	141,131
T-Mobile USA, Inc.	BBB	3.38	04/15/29	85,000	74,761
Verizon Communications, Inc.	BBB+	4.02	12/03/29	60,000	54,406
Warnermedia Hldgs., Inc.	BBB-	4.28	03/15/32	90,000	76,394
Warnermedia Hldgs., Inc.	BBB-	6.41	03/15/26	50,000	49,991

					464,683

CONSUMER DISCRETIONARY (1.5%)
Amazon.com, Inc.	AA	1.20	06/03/27	80,000	69,484
AutoZone, Inc.	BBB	3.25	04/15/25	115,000	110,683
AutoZone, Inc.	BBB	3.75	04/18/29	35,000	31,583
Best Buy Co., Inc.	BBB+	1.95	10/01/30	65,000	50,682
Brunswick Corp.	BBB-	2.40	08/18/31	140,000	102,489
General Motors Financial Co., Inc.	BBB	6.05	10/10/25	50,000	49,779
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	30,000	29,232
Whirlpool Corp.	BBB	3.70	05/01/25	40,000	38,706

					482,638

CONSUMER STAPLES (0.5%)
Bunge Ltd. Finance Corp.	BBB+	2.75	05/14/31	60,000	48,597
Hormel Foods Corp.	A-	1.80	06/11/30	60,000	48,282
Sysco Corp.	BBB	3.75	10/01/25	75,000	72,073

					168,952

ENERGY (0.8%)
Devon Energy Corp.	BBB	5.85	12/15/25	50,000	49,746
Energy Transfer LP	BBB	5.55	02/15/28	30,000	29,469
Kinder Morgan Energy Partners LP	BBB	4.30	05/01/24	105,000	103,964
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB-	5.50	03/01/30	60,000	56,155

					239,334

FINANCIALS (7.9%)
Aflac, Inc.	A-	1.13	03/15/26	85,000	76,214
Alleghany Corp.	AA	3.63	05/15/30	85,000	76,233
American Express Co.	BBB	3.63	12/05/24	105,000	102,189
Bank of America Corp.	A-	2.97	02/04/33	185,000	145,883
Bank of America Corp.	A-	3.37	01/23/26	60,000	57,680
Bank of America Corp.	BBB+	3.95	04/21/25	105,000	101,389
Block Financial LLC	BBB	5.25	10/01/25	65,000	63,893

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Capital One Financial Corp.	BBB	4.93	05/10/28	60,000	56,943
Citigroup, Inc.	BBB+	3.79	03/17/33	105,000	87,595
Citigroup, Inc.	BBB	3.88	03/26/25	105,000	101,433
Fairfax U.S., Inc.†	BBB	4.88	08/13/24	75,000	73,870
Fifth Third Bancorp	BBB	4.30	01/16/24	105,000	104,351
Goldman Sachs Group, Inc.	BBB+	2.60	02/07/30	160,000	131,040
JPMorgan Chase & Co.	A-	1.47	09/22/27	75,000	65,706
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	95,000	93,048
JPMorgan Chase & Co.	A-	5.35	06/01/34	90,000	85,345
JPMorgan Chase & Co.	BBB+	5.72	09/14/33	140,000	134,579
Kemper Corp.	BBB-	3.80	02/23/32	85,000	66,912
Kemper Corp.	BBB-	4.35	02/15/25	40,000	38,707
Mercury General Corp.	BBB	4.40	03/15/27	65,000	60,590
Morgan Stanley	A-	2.70	01/22/31	160,000	130,818
Old Republic International Corp.	BBB+	3.88	08/26/26	105,000	99,152
Signet UK Finance PLC	BB-	4.70	06/15/24	105,000	102,375
Stifel Financial Corp.	BBB-	4.25	07/18/24	70,000	68,865
Synchrony Financial	BBB-	3.70	08/04/26	55,000	49,653
Truist Financial Corp.	A-	4.87	01/26/29	70,000	65,710
Voya Financial, Inc.	BBB+	3.65	06/15/26	105,000	98,904
Wells Fargo & Co.	BBB+	3.35	03/02/33	160,000	129,335
Wells Fargo & Co.	BBB+	3.53	03/24/28	60,000	55,102

					2,523,514

HEALTH CARE (2.7%)
AbbVie, Inc.	BBB+	4.25	11/14/28	160,000	151,983
Amgen, Inc.	BBB+	5.25	03/02/33	50,000	47,798
Baxter International, Inc.	BBB	2.54	02/01/32	55,000	42,591
CVS Health Corp.	BBB	3.75	04/01/30	175,000	154,689
Elevance Health, Inc.	A	2.88	09/15/29	135,000	116,399
Evernorth Health, Inc.	A-	3.50	06/15/24	40,000	39,213
Humana, Inc.	BBB+	3.85	10/01/24	65,000	63,668
Merck & Co., Inc.	A+	2.15	12/10/31	130,000	102,802
Thermo Fisher Scientific, Inc.	A-	2.00	10/15/31	160,000	124,095

					843,238

INDUSTRIALS (1.1%)
Boeing Co.	BBB-	4.88	05/01/25	90,000	88,454
Hexcel Corp.	BB+	4.95	08/15/25	80,000	77,972
Verisk Analytics, Inc.	BBB	4.00	06/15/25	175,000	169,734

					336,160

INFORMATION TECHNOLOGY (2.8%)
Apple, Inc.	AA+	2.05	09/11/26	140,000	128,649
Applied Materials, Inc.	A	3.90	10/01/25	135,000	131,135
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	20,000	19,378
Intel Corp.	A	5.20	02/10/33	85,000	82,300
Keysight Technologies, Inc.	BBB	4.55	10/30/24	105,000	103,178
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	20,000	19,603
Oracle Corp.	BBB	4.90	02/06/33	80,000	73,739
PayPal Hldgs., Inc.	A-	2.65	10/01/26	175,000	161,399
QUALCOMM, Inc.	A	4.25	05/20/32	35,000	32,477
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	175,000	141,293

					893,151

MATERIALS (0.9%)
AptarGroup, Inc.	BBB-	3.60	03/15/32	85,000	70,353
Eagle Materials, Inc.	BBB	2.50	07/01/31	163,000	127,410
Sherwin-Williams Co.	BBB	3.95	01/15/26	105,000	101,134

					298,897

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

REAL ESTATE (1.0%)
Alexandria Real Estate Equities, Inc.	BBB+	4.75	04/15/35	15,000	13,188
Boston Properties LP	BBB+	3.25	01/30/31	150,000	117,974
Boston Properties LP	BBB+	6.50	01/15/34	30,000	28,589
Healthpeak OP LLC	BBB+	3.40	02/01/25	80,000	77,218
Prologis LP	A	1.75	07/01/30	70,000	54,409
Realty Income Corp.	A-	4.85	03/15/30	35,000	32,986

					324,364

UTILITIES (0.4%)
National Fuel Gas Co.	BBB-	5.20	07/15/25	40,000	39,199
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	95,000	88,464

					127,663

TOTAL CORPORATE DEBT					6,702,594

TOTAL LONG-TERM DEBT SECURITIES (Cost: $35,410,688) 94.9%					30,154,589

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.9%)
U.S. Treasury Bill	A-1+	5.29	10/19/23	1,250,000	1,246,703

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,246,703) 3.9%					1,246,703

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.7%)
Citibank, New York Time Deposit		4.58	10/02/23	205,316	205,316

TOTAL TEMPORARY CASH INVESTMENT (Cost: $205,316) 0.7%					205,316

TOTAL INVESTMENTS (Cost: $36,862,707) 99.5%					31,606,608

OTHER NET ASSETS 0.5%					174,411

NET ASSETS 100.0%					$31,781,019

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (23.9%)	145,725	1,868,188
Equity Index Portfolio (29.3%)	35,990	2,284,295
International Portfolio (6.2%)	54,298	483,251
Mid-Cap Equity Index Portfolio (6.2%)	18,435	482,255
Mid-Term Bond Portfolio (34.3%)	270,246	2,678,143

TOTAL INVESTMENTS (Cost: $8,100,855) 99.9%		7,796,132

OTHER NET ASSETS 0.1%		4,963

NET ASSETS 100.0%		$7,801,095

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (19.5%)	293,926	3,768,130
Equity Index Portfolio (39.4%)	119,722	7,598,728
International Portfolio (10.8%)	234,404	2,086,197
Mid-Cap Equity Index Portfolio (15.8%)	116,581	3,049,760
Mid-Term Bond Portfolio (14.5%)	282,628	2,800,842

TOTAL INVESTMENTS (Cost: $18,987,660) 100.0%		19,303,657

OTHER NET ASSETS 0.0% (2)		1,650

NET ASSETS 100.0%		$19,305,307

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.8%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (14.7%)	53,796	689,666
Equity Index Portfolio (39.2%)	29,026	1,842,249
International Portfolio (15.0%)	79,256	705,377
Mid-Cap Equity Index Portfolio (20.6%)	36,984	967,489
Small Cap Growth Portfolio (5.1%)	16,963	241,380
Small Cap Value Portfolio (5.2%)	16,252	245,237

TOTAL INVESTMENTS (Cost: $4,518,130) 99.8%		4,691,398

OTHER NET ASSETS 0.2%		8,156

NET ASSETS 100.0%		$4,699,554

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - RETIREMENT INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.8%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (28.4%)	72,141	924,847
Equity Index Portfolio (22.4%)	11,496	729,633
International Portfolio (0.9%)	3,305	29,418
Mid Cap Value Portfolio (0.6%)	1,133	20,841
Mid-Cap Equity Index Portfolio (4.4%)	5,493	143,693
Mid-Term Bond Portfolio (32.8%)	107,886	1,069,147
Money Market Portfolio (10.3%)	26,262	336,546

TOTAL INVESTMENTS (Cost: $3,478,519) 99.8%		3,254,125

OTHER NET ASSETS 0.2%		6,989

NET ASSETS 100.0%		$3,261,114

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2015 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (29.8%)	123,517	1,583,485
Equity Index Portfolio (24.8%)	20,763	1,317,818
International Portfolio (3.8%)	22,669	201,755
Mid Cap Value Portfolio (0.1%)	293	5,382
Mid-Cap Equity Index Portfolio (5.9%)	11,920	311,835
Mid-Term Bond Portfolio (28.9%)	155,472	1,540,726
Money Market Portfolio (6.6%)	27,614	353,878

TOTAL INVESTMENTS (Cost: $5,394,816) 99.9%		5,314,879

OTHER NET ASSETS 0.1%		5,936

NET ASSETS 100.0%		$5,320,815

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2020 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (29.8%)	315,250	4,041,506
Equity Index Portfolio (26.7%)	57,146	3,627,080
International Portfolio (7.3%)	111,723	994,334
Mid Cap Value Portfolio (0.0%) (2)	195	3,586
Mid-Cap Equity Index Portfolio (7.3%)	37,626	984,297
Mid-Term Bond Portfolio (22.0%)	301,001	2,982,924
Money Market Portfolio (4.0%)	42,510	544,763
Small Cap Equity Index Portfolio (0.3%)	4,935	45,301
Small Cap Growth Portfolio (0.5%)	4,218	60,023
Small Cap Value Portfolio (2.1%)	18,641	281,287

TOTAL INVESTMENTS (Cost: $13,683,134) 100.0%		13,565,101

OTHER NET ASSETS 0.0% (2)		4,053

NET ASSETS 100.0%		$13,569,154

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2025 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (25.8%)	440,762	5,650,574
Equity Index Portfolio (31.2%)	107,878	6,847,043
International Portfolio (11.2%)	275,572	2,452,589
Mid Cap Value Portfolio (0.1%)	1,504	27,665
Mid-Cap Equity Index Portfolio (8.6%)	71,961	1,882,492
Mid-Term Bond Portfolio (16.9%)	374,406	3,710,365
Money Market Portfolio (2.9%)	48,882	626,419
Small Cap Equity Index Portfolio (0.8%)	19,490	178,914
Small Cap Growth Portfolio (0.3%)	4,690	66,738
Small Cap Value Portfolio (2.2%)	32,257	486,758

TOTAL INVESTMENTS (Cost: $21,863,964) 100.0%		21,929,557

OTHER NET ASSETS 0.0% (2)		7,065

NET ASSETS 100.0%		$21,936,622

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2030 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (22.3%)	277,930	3,563,065
Equity Index Portfolio (36.9%)	92,815	5,890,959
International Portfolio (13.2%)	237,098	2,110,176
Mid Cap Value Portfolio (0.3%)	2,851	52,465
Mid-Cap Equity Index Portfolio (7.4%)	45,288	1,184,727
Mid-Term Bond Portfolio (12.0%)	194,107	1,923,599
Money Market Portfolio (2.7%)	33,318	426,973
Small Cap Equity Index Portfolio (1.2%)	20,887	191,739
Small Cap Growth Portfolio (1.2%)	12,952	184,305
Small Cap Value Portfolio (2.7%)	28,155	424,866

TOTAL INVESTMENTS (Cost: $15,904,374) 99.9%		15,952,874

OTHER NET ASSETS 0.1%		9,951

NET ASSETS 100.0%		$15,962,825

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2035 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (18.2%)	134,110	1,719,289
Equity Index Portfolio (41.3%)	61,599	3,909,679
International Portfolio (15.9%)	168,861	1,502,865
Mid Cap Value Portfolio (0.3%)	1,765	32,470
Mid-Cap Equity Index Portfolio (11.4%)	41,040	1,073,611
Mid-Term Bond Portfolio (4.9%)	46,424	460,058
Money Market Portfolio (2.1%)	15,234	195,226
Small Cap Equity Index Portfolio (2.3%)	23,662	217,220
Small Cap Growth Portfolio (1.6%)	10,914	155,308
Small Cap Value Portfolio (1.9%)	12,146	183,287

TOTAL INVESTMENTS (Cost: $9,313,250) 99.9%		9,449,013

OTHER NET ASSETS 0.1%		10,543

NET ASSETS 100.0%		$9,459,556

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2040 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (14.2%)	87,092	1,116,522
Equity Index Portfolio (45.6%)	56,668	3,596,739
International Portfolio (18.0%)	159,428	1,418,910
Mid Cap Value Portfolio (0.3%)	1,335	24,564
Mid-Cap Equity Index Portfolio (12.7%)	38,446	1,005,759
Mid-Term Bond Portfolio (0.6%)	4,948	49,039
Money Market Portfolio (1.7%)	10,651	136,487
Small Cap Equity Index Portfolio (1.9%)	16,313	149,751
Small Cap Growth Portfolio (2.4%)	13,221	188,138
Small Cap Value Portfolio (2.5%)	13,152	198,456

TOTAL INVESTMENTS (Cost: $7,878,383) 99.9%		7,884,365

OTHER NET ASSETS 0.1%		9,951

NET ASSETS 100.0%		$7,894,316

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2045 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.7%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (10.2%)	36,457	467,378
Equity Index Portfolio (47.2%)	33,908	2,152,110
International Portfolio (19.1%)	98,083	872,935
Mid Cap Value Portfolio (0.5%)	1,189	21,873
Mid-Cap Equity Index Portfolio (12.6%)	22,022	576,087
Mid-Term Bond Portfolio (0.9%)	4,202	41,640
Money Market Portfolio (1.4%)	4,882	62,565
Small Cap Equity Index Portfolio (2.3%)	11,459	105,191
Small Cap Growth Portfolio (2.5%)	7,931	112,864
Small Cap Value Portfolio (3.0%)	9,117	137,576

TOTAL INVESTMENTS (Cost: $4,409,024) 99.7%		4,550,219

OTHER NET ASSETS 0.3%		11,679

NET ASSETS 100.0%		$4,561,898

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2050 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.8%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (8.5%)	30,685	393,388
Equity Index Portfolio (48.3%)	35,390	2,246,176
International Portfolio (19.3%)	100,719	896,399
Mid Cap Value Portfolio (0.5%)	1,261	23,195
Mid-Cap Equity Index Portfolio (12.6%)	22,349	584,656
Mid-Term Bond Portfolio (0.6%)	2,594	25,710
Money Market Portfolio (1.8%)	6,660	85,349
Small Cap Equity Index Portfolio (2.6%)	13,312	122,209
Small Cap Growth Portfolio (2.5%)	8,245	117,324
Small Cap Value Portfolio (3.1%)	9,646	145,552

TOTAL INVESTMENTS (Cost: $4,529,402) 99.8%		4,639,958

OTHER NET ASSETS 0.2%		10,315

NET ASSETS 100.0%		$4,650,273

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2055 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.2%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (7.0%)	6,322	81,046
Equity Index Portfolio (47.3%)	8,611	546,557
International Portfolio (20.2%)	26,171	232,924
Mid Cap Value Portfolio (0.4%)	252	4,642
Mid-Cap Equity Index Portfolio (12.8%)	5,656	147,960
Mid-Term Bond Portfolio (0.9%)	1,062	10,525
Money Market Portfolio (1.5%)	1,328	17,013
Small Cap Equity Index Portfolio (2.4%)	3,073	28,213
Small Cap Growth Portfolio (3.2%)	2,560	36,430
Small Cap Value Portfolio (3.5%)	2,665	40,221

TOTAL INVESTMENTS (Cost: $1,145,322) 99.2%		1,145,531

OTHER NET ASSETS 0.8%		9,787

NET ASSETS 100.0%		$1,155,318

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2060 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.2%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (5.5%)	3,624	46,465
Equity Index Portfolio (46.7%)	6,258	397,176
International Portfolio (21.7%)	20,728	184,478
Mid Cap Value Portfolio (0.8%)	379	6,978
Mid-Cap Equity Index Portfolio (12.9%)	4,212	110,177
Mid-Term Bond Portfolio (0.7%)	567	5,617
Money Market Portfolio (1.0%)	697	8,935
Small Cap Equity Index Portfolio (3.1%)	2,886	26,493
Small Cap Growth Portfolio (3.4%)	2,013	28,642
Small Cap Value Portfolio (3.4%)	1,908	28,797

TOTAL INVESTMENTS (Cost: $871,585) 99.2%		843,758

OTHER NET ASSETS 0.8%		6,863

NET ASSETS 100.0%		$850,621

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Abbreviations:	FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association

*Non-income producing security.

**Ratings as per Standard & Poor’s Corporation (unaudited).

†Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the aggregate values of these securities and their percentages of the respective Portfolios’ net assets were as follows:

Portfolio	Aggregate Market Value	Percentage of Net Assets
INTERNATIONAL PORTFOLIO	$206,169	1.4%
MID-TERM BOND PORTFOLIO	$91,411	0.5%
BOND PORTFOLIO	$73,870	0.2%

††	Level 3 Security.
(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Portfolios as of September 30, 2023, was as follows:

Portfolio	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments
EQUITY INDEX PORTFOLIO	6	E-mini S&P 500 Stock Index	P	December 2023	$1,297,650	($64,110)	1.1%
MID-CAP EQUITY INDEX PORTFOLIO	2	E-mini S&P MidCap 400 Stock Index	P	December 2023	$504,080	($16,918)	1.1%

(a)

Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.
(3)	U.S. Government guaranteed security.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2023 (Unaudited)

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Portfolio would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

As of September 30, 2023, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of two securities in the Small Cap Equity Index Portfolio (see Note a below) which were considered Level 3 and certain securities listed on foreign exchanges which were considered Level 2. Valuation adjustments may be applied to certain securities that were solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange. Securities using these valuation adjustments were considered Level 2. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Fair value inputs for all debt securities and temporary cash investments were considered Level 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolios’ investments and other financial instruments as of September 30, 2023:

Portfolio	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Investments at Fair Value:*
Equity Index Portfolio
Common Stock-Indexed	$113,661,208	-	-		$113,661,208
Short-Term Debt Securities	-	$1,396,161	-		$1,396,161
Temporary Cash Investment	-	$407,543	-		$407,543

	$113,661,208	$1,803,704	-		$115,464,912

All America Portfolio
Common Stock	$14,953,202	-	-		$14,953,202
Temporary Cash Investment	-	$186,776	-		$186,776

	$14,953,202	$186,776	-		$15,139,978

Small Cap Value Portfolio
Common Stock	$8,395,732	-	-		$8,395,732
Temporary Cash Investment	-	$331,652	-		$331,652

	$8,395,732	$331,652	-		$8,727,384

Small Cap Growth Portfolio
Common Stock	$9,893,681	-	-		$9,893,681
Temporary Cash Investment	-	$225,346	-		$225,346

	$9,893,681	$225,346	-		$10,119,027

Small Cap Equity Index Portfolio
Common Stock-Indexed	$6,379,732	-	-	(a)	$6,379,732

	$6,379,732	-	-		$6,379,732

Mid Cap Value Portfolio
Common Stock	$3,016,359	-	-		$3,016,359
Temporary Cash Investment	-	$136,948	-		$136,948

	$3,016,359	$136,948	-		$3,153,307

Mid-Cap Equity Index Portfolio
Common Stock-Indexed	$46,427,606	-	-		$46,427,606
Short-Term Debt Securities	-	$799,240	-		$799,240
Temporary Cash Investment	-	$108,230	-		$108,230

	$46,427,606	$907,470	-		$47,335,076

International Portfolio
Common Stock	$1,143,719	$13,143,067	-		$14,286,786
Temporary Cash Investment	-	$876,618	-		$876,618

	$1,143,719	$14,019,685	-		$15,163,404

Retirement Income Portfolio
Common Stock	$3,254,125	-	-		$3,254,125

2015 Retirement Portfolio
Common Stock	$5,314,879	-	-		$5,314,879

2020 Retirement Portfolio
Common Stock	$13,565,101	-	-		$13,565,101

2025 Retirement Portfolio
Common Stock	$21,929,557	-	-		$21,929,557

2030 Retirement Portfolio
Common Stock	$15,952,874	-	-		$15,952,874

2035 Retirement Portfolio
Common Stock	$9,449,013	-	-		$9,449,013

2040 Retirement Portfolio
Common Stock	$7,884,365	-	-		$7,884,365

2045 Retirement Portfolio
Common Stock	$4,550,219	-	-		$4,550,219

2050 Retirement Portfolio
Common Stock	$4,639,958	-	-	$4,639,958

2055 Retirement Portfolio
Common Stock	$1,145,531	-	-	$1,145,531

2060 Retirement Portfolio
Common Stock	$843,758	-	-	$843,758

Conservative Allocation Portfolio
Common Stock	$7,796,132	-	-	$7,796,132

Moderate Allocation Portfolio
Common Stock	$19,303,657	-	-	$19,303,657

Aggressive Allocation Portfolio
Common Stock	$4,691,398	-	-	$4,691,398

Mid-Term Bond Portfolio
U.S. Government Debt	-	$9,352,773	-	$9,352,773
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$5,390,140	-	$5,390,140
Long-Term Corporate Debt	-	$5,171,964	-	$5,171,964

	-	$19,914,877	-	$19,914,877

Bond Portfolio
U.S. Government Debt	-	$14,082,011	-	$14,082,011
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$9,369,984	-	$9,369,984
Long-Term Corporate Debt	-	$6,702,594	-	$6,702,594
Short-Term Debt Securities		$1,246,703		$1,246,703
Temporary Cash Investment	-	$205,316	-	$205,316

	-	$31,606,608	-	$31,606,608
Other Financial Instruments:**
Equity Index Portfolio	($64,110)	-	-	($64,110)
Mid-Cap Equity Index Portfolio	($16,918)	-	-	($16,918)

*	See Portfolios of Investments for more details on industry or country classifications, as applicable.
**	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Nine Months Ended September 30, 2023

	Balance December 31, 2022(a)		Change in Unrealized Gains (Losses)	Realized Gains (Losses)	Transfers Into Level 3	Transfers Out of Level 3	Purchases	Sales	Balance September 30, 2023(a)		Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of September 30, 2023
Small Cap Equity Index Portfolio - Indexed Common Stock	$-	(b)	-	$442	-	-	-	$442	$-		-
Small Cap Equity Index Portfolio - Indexed Common Stock	$-	(c)	-	-	-	-	-	-	$-	(c)	-

(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(b)	Level 3 security, Contra Progenics Pharmaceuticals, Inc. - contingent value rights with realized gains of $442, sales of $(442) and $0 fair value.
(c)	Level 3 securities, OmniAb, Inc. Cl CR3 and OmniAb, Inc. Cl CR4 - common stocks with $0 fair value.

Security Valuation — Investment securities are carried at fair value as follows:

The Portfolios’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. For Portfolios that invest in securities listed on foreign exchanges, the value of the securities may change on days when the Portfolios are closed and there is no possibility to purchase or redeem shares of the Portfolios. Valuation adjustments may be applied to certain securities that were solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. The Board of Directors of the Investment Company (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to the Adviser. Pursuant to the Board’s delegation, the Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities. The valuation procedures permit the Portfolios to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Assumptions utilized by the valuation committee vary depending on the investment being fair-valued and the technique deemed most appropriate to the nature of the investment and how a market participant would fair value the investment. Such techniques involve utilizing market observable spreads for fixed income securities, discounted cash flow models and weighting of company specific events and circumstances as inputs into fair value estimates. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly scheduled quarterly meeting. For fiscal reporting year-end, securities were fair valued at the close of the last business day.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. These short-term temporary cash investments are valued at cost.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Retirement Portfolios and the Allocation Portfolios value their investments in the underlying Portfolios of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of securities are computed on the basis of identified cost at the time of sale, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Portfolio and Mid-Cap Equity Index Portfolio each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices.

An initial margin deposit (represented by Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Portfolios of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Portfolio’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the portfolios’ use of futures contracts at their fair values as of September 30, 2023 and for the nine months ended September 30, 2023:

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Assets and Liabilities	Equity Index Portfolio	Mid-Cap Equity Index Portfolio
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$(64,110)	$(16,918)

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Operations	Equity Index Portfolio	Mid-Cap Equity Index Portfolio
Futures Contracts	Equity	Net realized gain (loss) on Futures contracts	$57,806	$1,640

Futures Contracts	Equity	Change in net unrealized appreciation (depreciation) of Futures contracts	$(15,522)	$322

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock. The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in affiliated investment companies during the nine months ended September 30, 2023 were as follows:

Affilited Investment Company	Value as of December 31, 2022	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of September 30, 2023
Retirement Income Portfolio
Bond Portfolio	$1,525,323	$16,918	$(110,025)	$107,471	$614,840	$924,847
Equity Index Portfolio	972,416	9,666	78,351	32,319	363,119	729,633
International Portfolio	39,973	52,417	480	3,115	66,567	29,418
Mid Cap Value Portfolio	-	25,335	86	(603)	3,977	20,841
Mid-Cap Equity Index Portfolio	232,801	2,080	4,006	8,526	103,720	143,693
Mid-Term Bond Portfolio	1,540,663	14,501	(55,038)	65,520	496,499	1,069,147
Money Market Portfolio	404,238	2,416	1,159	11,320	82,587	336,546

Total	$4,715,414	$123,333	$(80,981)	$227,668	$1,731,309	$3,254,125

2015 Retirement Portfolio
Bond Portfolio	$1,615,899	$97,276	$(11,806)	$(8,025)	$109,859	$1,583,485
Equity Index Portfolio	1,176,070	61,521	11,664	133,969	65,406	1,317,818
International Portfolio	187,361	13,896	(236)	15,750	15,016	201,755
Mid Cap Value Portfolio	-	7,404	(3)	(218)	1,801	5,382
Mid-Cap Equity Index Portfolio	306,422	11,493	2,191	9,609	17,880	311,835
Mid-Term Bond Portfolio	1,538,073	77,446	(4,945)	13,982	83,830	1,540,726
Money Market Portfolio	342,645	13,897	268	11,956	14,888	353,878

Total	$5,166,470	$282,933	$(2,867)	$177,023	$308,680	$5,314,879

2020 Retirement Portfolio
Bond Portfolio	$4,369,741	$211,409	$(50,396)	$8,971	$498,219	$4,041,506
Equity Index Portfolio	3,480,984	42,301	52,507	368,726	317,438	3,627,080
International Portfolio	994,751	12,282	(1,837)	85,369	96,231	994,334
Mid Cap Value Portfolio	-	10,781	(59)	(109)	7,027	3,586
Mid-Cap Equity Index Portfolio	1,072,739	10,719	15,527	23,734	138,422	984,297
Mid-Term Bond Portfolio	3,203,634	34,898	(15,709)	38,230	278,129	2,982,924
Money Market Portfolio	584,545	8,773	845	18,749	68,149	544,763
Small Cap Equity Index Portfolio	-	50,781	234	1,234	6,948	45,301
Small Cap Growth Portfolio	204,016	974	(13,676)	29,088	160,379	60,023
Small Cap Value Portfolio	301,559	2,536	509	(2,770)	20,547	281,287

Total	$14,211,969	$385,454	$(12,055)	$571,222	$1,591,489	$13,565,101

2025 Retirement Portfolio
Bond Portfolio	$5,777,966	$716,703	$(37,871)	$16,677	$822,901	$5,650,574
Equity Index Portfolio	6,265,444	518,512	49,191	634,518	620,622	6,847,043
International Portfolio	2,321,813	172,837	(2,774)	197,425	236,712	2,452,589
Mid Cap Value Portfolio	-	38,621	(95)	(959)	9,902	27,665
Mid-Cap Equity Index Portfolio	1,891,715	97,405	9,668	50,109	166,405	1,882,492
Mid-Term Bond Portfolio	3,770,708	255,593	(9,180)	43,188	349,944	3,710,365
Money Market Portfolio	622,625	51,850	427	20,436	68,919	626,419
Small Cap Equity Index Portfolio	183,687	17,284	(795)	3,270	24,532	178,914
Small Cap Growth Portfolio	214,341	3,662	(12,830)	46,361	184,796	66,738
Small Cap Value Portfolio	493,268	30,905	288	(5,229)	32,474	486,758

Total	$21,541,567	$1,903,372	$(3,971)	$1,005,796	$2,517,207	$21,929,557

2030 Retirement Portfolio
Bond Portfolio	$3,092,732	$796,240	$(32,406)	$(33,296)	$260,205	$3,563,065
Equity Index Portfolio	5,053,251	523,745	64,267	583,165	333,469	5,890,959
International Portfolio	1,886,924	179,571	(3,089)	161,199	114,429	2,110,176
Mid Cap Value Portfolio	-	64,336	133	(1,619)	10,385	52,465
Mid-Cap Equity Index Portfolio	1,531,806	120,972	83,352	(31,606)	519,797	1,184,727
Mid-Term Bond Portfolio	1,858,645	156,810	(7,018)	16,003	100,841	1,923,599
Money Market Portfolio	396,094	44,892	487	14,026	28,526	426,973
Small Cap Equity Index Portfolio	181,898	22,760	(5,051)	6,298	14,166	191,739
Small Cap Growth Portfolio	169,317	14,963	(208,011)	230,942	22,906	184,305
Small Cap Value Portfolio	420,897	22,131	671	(4,160)	14,673	424,866

Total	$14,591,564	$1,946,420	$(106,665)	$940,952	$1,419,397	$15,952,874

2035 Retirement Portfolio
Bond Portfolio	$1,459,501	$357,040	$(9,923)	$(22,976)	$64,353	$1,719,289
Equity Index Portfolio	3,095,090	528,407	39,688	383,635	137,141	3,909,679
International Portfolio	1,248,921	192,780	1,030	106,800	46,666	1,502,865
Mid Cap Value Portfolio	-	39,329	214	(1,002)	6,071	32,470
Mid-Cap Equity Index Portfolio	1,050,406	131,253	23,965	21,384	153,397	1,073,611
Mid-Term Bond Portfolio	411,252	65,736	(314)	1,810	18,426	460,058
Money Market Portfolio	159,564	38,555	330	6,123	9,346	195,226
Small Cap Equity Index Portfolio	195,333	24,227	492	485	3,317	217,220
Small Cap Growth Portfolio	137,656	12,852	(241)	8,118	3,077	155,308
Small Cap Value Portfolio	170,752	20,015	917	(2,168)	6,229	183,287

Total	$7,928,475	$1,410,194	$56,158	$502,209	$448,023	$9,449,013

2040 Retirement Portfolio
Bond Portfolio	$1,086,281	$110,914	$(8,843)	$(7,829)	$64,001	$1,116,522
Equity Index Portfolio	3,014,218	376,377	47,662	353,383	194,901	3,596,739
International Portfolio	1,256,774	128,958	(719)	107,132	73,235	1,418,910
Mid Cap Value Portfolio	-	32,431	118	(705)	7,280	24,564
Mid-Cap Equity Index Portfolio	1,046,920	81,727	48,111	(3,940)	167,059	1,005,759
Mid-Term Bond Portfolio	-	57,429	(94)	(1,028)	7,268	49,039
Money Market Portfolio	125,636	14,327	216	4,463	8,155	136,487
Small Cap Equity Index Portfolio	142,769	14,329	835	9	8,191	149,751
Small Cap Growth Portfolio	172,188	10,612	(98)	9,934	4,498	188,138
Small Cap Value Portfolio	193,901	14,328	394	(2,002)	8,165	198,456

Total	$7,038,687	$841,432	$87,582	$459,417	$542,753	$7,884,365

2045 Retirement Portfolio
Bond Portfolio	$439,342	$51,610	$(2,530)	$(5,221)	$15,823	$467,378
Equity Index Portfolio	1,757,188	231,795	17,712	216,990	71,575	2,152,110
International Portfolio	742,995	94,981	(653)	63,061	27,449	872,935
Mid Cap Value Portfolio	-	24,278	(29)	(667)	1,709	21,873
Mid-Cap Equity Index Portfolio	570,452	59,850	12,545	12,180	78,940	576,087
Mid-Term Bond Portfolio	-	44,279	(24)	(905)	1,710	41,640
Money Market Portfolio	53,532	9,771	76	2,012	2,826	62,565
Small Cap Equity Index Portfolio	95,699	12,520	316	80	3,424	105,191
Small Cap Growth Portfolio	100,311	9,773	(135)	5,703	2,788	112,864
Small Cap Value Portfolio	131,836	9,772	68	(1,276)	2,824	137,576

Total	$3,891,355	$548,629	$27,346	$291,957	$209,068	$4,550,219

2050 Retirement Portfolio
Bond Portfolio	$372,097	$41,771	$(1,950)	$(4,147)	$14,383	$393,388
Equity Index Portfolio	1,837,771	239,775	16,448	229,137	76,955	2,246,176
International Portfolio	762,548	99,908	(1,455)	66,051	30,653	896,399
Mid Cap Value Portfolio	-	25,427	35	(714)	1,553	23,195
Mid-Cap Equity Index Portfolio	577,803	64,508	21,622	3,348	82,625	584,656
Mid-Term Bond Portfolio	-	26,808	(9)	(573)	516	25,710
Money Market Portfolio	36,148	49,990	66	2,234	3,089	85,349
Small Cap Equity Index Portfolio	135,726	16,363	1,824	(1,375)	30,329	122,209
Small Cap Growth Portfolio	104,498	9,990	(176)	6,074	3,062	117,324
Small Cap Value Portfolio	139,947	9,989	13	(1,316)	3,081	145,552

Total	$3,966,538	$584,529	$36,418	$298,719	$246,246	$4,639,958

2055 Retirement Portfolio
Bond Portfolio	$71,991	$12,148	$(293)	$(1,129)	$1,671	$81,046
Equity Index Portfolio	412,306	88,435	3,103	52,837	10,124	546,557
International Portfolio	184,842	36,446	40	15,499	3,903	232,924
Mid Cap Value Portfolio	-	5,302	24	(154)	530	4,642
Mid-Cap Equity Index Portfolio	140,176	22,297	4,803	1,541	20,857	147,960
Mid-Term Bond Portfolio	-	10,933	(5)	(231)	172	10,525
Money Market Portfolio	14,895	1,735	8	564	189	17,013
Small Cap Equity Index Portfolio	23,595	5,207	80	(94)	575	28,213
Small Cap Growth Portfolio	30,863	4,272	61	1,630	396	36,430
Small Cap Value Portfolio	36,755	4,270	28	(446)	386	40,221

Total	$915,423	$191,045	$7,849	$70,017	$38,803	$1,145,531

2060 Retirement Portfolio
Bond Portfolio	$42,847	$9,735	$(23,718)	$23,042	$5,441	$46,465
Equity Index Portfolio	313,419	92,533	(67,211)	108,133	49,698	397,176
International Portfolio	151,941	42,835	(89,942)	102,794	23,150	184,478
Mid Cap Value Portfolio	-	8,070	9	(237)	864	6,978
Mid-Cap Equity Index Portfolio	104,873	26,134	(116,261)	120,479	25,048	110,177
Mid-Term Bond Portfolio	-	6,023	(5)	(113)	288	5,617
Money Market Portfolio	7,739	1,947	16	276	1,043	8,935
Small Cap Equity Index Portfolio	23,571	6,765	(44,763)	44,899	3,979	26,493
Small Cap Growth Portfolio	25,229	4,817	(25,149)	26,644	2,899	28,642
Small Cap Value Portfolio	26,439	5,841	(42,091)	41,823	3,215	28,797

Total	$696,058	$204,700	$(409,115)	$467,740	$115,625	$843,758

Conservative Allocation Portfolio
Bond Portfolio	$2,296,936	$83,692	$(62,067)	$46,029	$496,402	$1,868,188
Equity Index Portfolio	2,356,207	69,744	67,944	199,995	409,595	2,284,295
International Portfolio	510,653	13,948	(3,484)	44,413	82,279	483,251
Mid-Cap Equity Index Portfolio	530,006	13,948	10,437	9,775	81,911	482,255
Mid-Term Bond Portfolio	3,135,902	97,640	(41,075)	62,252	576,576	2,678,143

Total	$8,829,704	$278,972	$(28,245)	$362,464	$1,646,763	$7,796,132

Moderate Allocation Portfolio
Bond Portfolio	$4,176,564	$92,338	$(59,842)	$12,852	$453,782	$3,768,130
Equity Index Portfolio	7,199,587	129,274	136,780	774,711	641,624	7,598,728
International Portfolio	2,058,501	36,935	(4,264)	176,089	181,064	2,086,197
Mid-Cap Equity Index Portfolio	3,134,304	55,403	43,113	90,223	273,283	3,049,760
Mid-Term Bond Portfolio	2,999,697	55,401	(19,667)	36,661	271,250	2,800,842

Total	$19,568,653	$369,351	$96,120	$1,090,536	$1,821,003	$19,303,657

Aggressive Allocation Portfolio
Bond Portfolio	$692,952	$82,971	$(10,785)	$494	$75,966	$689,666
Equity Index Portfolio	1,622,941	145,201	31,486	178,153	135,532	1,842,249
International Portfolio	645,699	62,228	(348)	54,734	56,936	705,377
Mid-Cap Equity Index Portfolio	922,168	82,973	13,700	25,500	76,852	967,489
Small Cap Growth Portfolio	226,592	20,742	(285)	13,300	18,969	241,380
Small Cap Value Portfolio	245,173	20,743	1,241	(2,863)	19,057	245,237

Total	$4,355,525	$414,858	$35,009	$269,318	$383,312	$4,691,398